UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

Bond Fund of AmericaSM
Investment portfolio

March 31, 2007

unaudited

Bonds & notes — 89.75%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 41.50%
FINANCIALS — 17.68%
General Motors Acceptance Corp. 6.15% 2007	$2,750	$2,750
General Motors Acceptance Corp. 5.85% 2009	7,790	7,693
Residential Capital Corp. 6.46% 2009[1]	40,000	39,874
Residential Capital Corp. 7.19% 2009[1,2]	6,000	5,951
Residential Capital Corp. 6.375% 2010	66,750	66,780
General Motors Acceptance Corp. 7.75% 2010	4,355	4,473
Residential Capital Corp. 6.00% 2011	15,000	14,809
General Motors Acceptance Corp. 7.25% 2011	44,790	45,075
General Motors Acceptance Corp. 6.875% 2012	10,000	9,971
General Motors Acceptance Corp. 7.00% 2012	34,000	34,195
Residential Capital Corp. 6.50% 2013	84,000	83,305
General Motors Acceptance Corp. 6.75% 2014	43,750	43,074
General Motors Acceptance Corp. 7.56% 2014[1]	75,000	75,985
Residential Capital Corp. 6.875% 2015	2,780	2,809
International Lease Finance Corp., Series P, 3.125% 2007	2,000	1,997
ASIF Global Financing XVIII 3.85% 2007[2]	5,785	5,730
ASIF Global Financing XXVIII 5.40% 2007[1,2]	2,000	2,000
International Lease Finance Corp. 4.35% 2008	20,500	20,277
AIG SunAmerica Global Financing VII 5.85% 2008[2]	24,250	24,428
International Lease Finance Corp. 3.50% 2009	13,000	12,614
International Lease Finance Corp. 4.75% 2009	22,000	21,887
International Lease Finance Corp. 5.125% 2010	25,000	25,005
American General Finance Corp., Series J, 5.64% 2011[1]	32,500	32,585
International Lease Finance Corp. 5.00% 2012	13,500	13,389
International Lease Finance Corp., Series R, 5.40% 2012	12,000	12,165
International Lease Finance Corp., Series R, 5.625% 2013	20,000	20,413
American General Finance Corp., Series I, 5.85% 2013	27,500	28,350
International Lease Finance Corp. 5.875% 2013	5,000	5,171
American General Finance Corp., Series I, 5.40% 2015	20,000	19,932
American General Finance Corp., Series J, 5.75% 2016	2,500	2,550
American International Group, Inc. 5.00% 2023	£400	749
ILFC E-Capital Trust II 6.25% 2065[1,2]	$47,785	48,988
American General Capital I 6.00% 2067[1,2]	10,500	10,534
American International Group, Inc., Series A-1, 6.25% 2087[1]	23,720	23,164
Washington Mutual, Inc. 5.00% 2012	14,000	13,672
Washington Mutual, Inc. 5.65% 2012[1]	41,000	40,789
Washington Mutual Bank, FA 5.50% 2013	10,155	10,147
Washington Mutual Bank 5.78% 2013[1]	47,000	47,058
Washington Mutual, Inc. 5.95% 2013	5,500	5,620
Washington Mutual Bank 5.65% 2014	5,345	5,324
Washington Mutual Bank 5.125% 2015	15,000	14,413
Washington Mutual, Inc. 6.75% 2036	5,000	5,372
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	115,000	113,537
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	74,800	73,539
Ford Motor Credit Co. 4.875% 2007	€13,950	18,654
Ford Motor Credit Co. 7.20% 2007	$3,000	3,001
Ford Motor Credit Co. 7.875% 2010	12,000	12,053
Ford Motor Credit Co. 9.75% 2010[2]	47,500	50,070
Ford Motor Credit Co. 7.25% 2011	24,000	23,348
Ford Motor Credit Co. 7.375% 2011	2,150	2,116
Ford Motor Credit Co. 10.605% 2011[1,2]	60,275	64,877
Ford Motor Credit Co. 8.11% 2012[1]	8,000	7,829
Ford Motor Credit Co. 8.00% 2016	49,350	47,565
J.P. Morgan Chase & Co. 4.00% 2008	12,500	12,366
BANK ONE, Texas, NA 6.25% 2008	7,250	7,302
J.P. Morgan Chase & Co. 6.75% 2011	15,000	15,787
J.P. Morgan Chase & Co. 4.875% 2014	18,340	17,858
J.P. Morgan Chase & Co. 4.891% 2015[1]	55,000	54,551
Bank One Corp. 4.90% 2015	9,000	8,677
JPMorgan Chase Capital XXI, Series U, 6.31% 2037[1]	30,000	30,431
JPMorgan Chase Capital XX, Series T, 6.55% 2066	45,750	45,594
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	17,400	18,193
CIT Group Inc. 3.65% 2007	10,720	10,606
CIT Group Inc. 4.00% 2008	14,000	13,819
CIT Group Inc. 5.50% 2008[2]	£165	323
CIT Group Inc. 3.375% 2009	$5,000	4,840
CIT Group Inc. 6.875% 2009	31,000	32,321
CIT Group Inc. 4.25% 2010	30,000	29,353
CIT Group Inc. 5.64% 2011[1]	30,000	30,057
CIT Group Inc. 5.40% 2013	15,000	14,913
CIT Group Inc. 6.10% 2067[1]	26,350	25,445
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	57,950	56,476
Westfield Group 5.40% 2012[2]	50,000	50,290
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	26,600	26,122
Westfield Group 5.70% 2016[2]	7,000	7,100
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	7,205
Household Finance Corp. 4.125% 2008	$1,000	983
Household Finance Corp. 4.125% 2009	25,000	24,422
HSBC Finance Corp. 4.625% 2010	11,500	11,299
Household Finance Corp. 6.75% 2011	23,750	25,042
HSBC Finance Corp. 5.705% 2012[1]	20,000	20,113
HSBC Finance Corp. 5.71% 2012[1]	15,000	15,089
HSBC Finance Corp. 5.00% 2015	27,195	26,214
Midland Bank 5.625% Eurodollar note (undated)[1]	15,000	13,050
PNC Funding Corp. 4.20% 2008	6,750	6,639
PNC Funding Corp. 5.56% 2014[1]	30,000	30,076
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	34,300	34,110
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	47,000	48,494
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€10,370	15,079
UniCredito Italiano SpA 5.584% 2017[1,2]	$57,590	58,422
HVB Funding Trust I 8.741% 2031[2]	19,564	25,058
HVB Funding Trust III 9.00% 2031[2]	14,985	19,287
Santander Issuances, SA Unipersonal 5.71% 2016[1,2]	21,500	21,542
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	68,700	69,822
Abbey National PLC 6.70% (undated)[1]	18,380	18,667
Abbey National PLC 7.50% (undated)[1]	£3,270	7,072
TuranAlem Finance BV 7.75% 2013[2]	11,000	10,972
TuranAlem Finance BV 8.00% 2014	7,960	7,940
TuranAlem Finance BV 8.00% 2014[2]	5,000	4,987
TuranAlem Finance BV 8.50% 2015[2]	20,560	20,945
TuranAlem Finance BV 8.50% 2015	7,390	7,529
TuranAlem Finance BV 8.25% 2037[2]	61,795	62,110
Simon Property Group, LP 4.875% 2010	12,000	11,921
Simon Property Group, LP 5.375% 2011	12,500	12,589
Simon Property Group, LP 5.60% 2011	32,060	32,589
Simon Property Group, LP 5.00% 2012	16,000	15,866
Simon Property Group, LP 5.75% 2012	4,000	4,094
Simon Property Group, LP 5.75% 2015	3,250	3,300
Simon Property Group, LP 5.25% 2016	1,000	980
Simon Property Group, LP 6.10% 2016	4,750	4,956
Simon Property Group, LP 5.875% 2017	17,250	17,731
HBOS PLC 5.375% (undated)[1,2]	21,490	21,255
HBOS PLC, Series B, 5.92% (undated)[1,2]	46,400	45,540
Bank of Scotland 7.00% (undated)[1,2]	25,000	25,216
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	7,500	7,332
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	2,500	2,464
Prudential Financial, Inc., Series D, 5.10% 2011	2,000	1,998
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,854
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	57,035	71,983
USA Education, Inc. 5.625% 2007	16,100	16,101
SLM Corp., Series A, 3.95% 2008	17,500	17,196
SLM Corp., Series A, 4.00% 2010	5,500	5,356
SLM Corp., Series A, 4.50% 2010	38,000	37,269
SLM Corp., Series A, 5.40% 2011	5,000	5,046
Fifth Third Capital Trust IV 6.50% 2067[1]	79,750	79,429
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	76,525	77,395
Standard Chartered Bank 5.375% (undated)[1]	£150	278
Standard Chartered Bank 5.50% Eurodollar note (undated)[1]	$15,000	12,487
Standard Chartered Bank 5.525% (undated)[1]	5,000	4,162
Standard Chartered PLC 6.409% (undated)[1,2]	59,600	58,887
Kimco Realty Corp., Series C, 3.95% 2008	9,200	9,023
Kimco Realty Corp., Series C, 4.82% 2011	10,000	9,851
Kimco Realty Corp. 6.00% 2012	18,500	19,177
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,533
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,875
Kimco Realty Corp., Series C, 5.783% 2016	19,500	19,854
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	12,748
Resona Bank, Ltd. 5.85% (undated)[1,2]	$56,660	56,481
XL Capital Finance (Europe) PLC 6.50% 2012	12,455	13,055
XL Capital Ltd. 5.25% 2014	4,925	4,834
XL Capital Ltd. 6.375% 2024	3,000	3,093
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	37,380	36,812
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[1,2]	10,200	10,235
Capital One Bank 4.25% 2008	8,000	7,878
Capital One Financial Corp. 5.62% 2009[1]	30,000	30,094
Capital One Financial Corp. 5.70% 2011	12,000	12,133
Capital One Financial Corp. 6.25% 2013	7,000	7,252
Capital One Financial Corp. 6.15% 2016	10,000	10,161
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd.
6.686% noncumulative preferred (undated)[1,2]	65,912	67,180
Hartford Financial Services Group, Inc. 4.70% 2007	16,250	16,201
Hartford Financial Services Group, Inc. 5.55% 2008	875	879
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,646
Hartford Financial Services Group, Inc. 5.46% 2012[1]	2,500	2,503
Hartford Financial Services Group, Inc. 4.625% 2013	4,000	3,857
Glen Meadow Pass Through Trust 6.505% 2067[1,2]	35,201	35,685
Lincoln National Corp. 7.00% 2066[1]	59,895	62,870
Bank of America Corp. 3.625% 2008	€2,120	2,822
Bank of America Corp. 5.35% 2008[1]	$2,000	1,999
Bank of America Corp. 4.25% 2010	1,730	1,689
Bank of America Corp. 4.50% 2010	7,270	7,173
BankAmerica Corp. 7.125% 2011	1,750	1,893
Bank of America Corp. 4.875% 2012	2,000	1,979
MBNA Corp., Series F, 7.50% 2012	1,800	1,983
MBNA Capital A, Series A, 8.278% 2026	7,500	7,853
MBNA Global Capital Funding, Series B, 6.16% 2027[1]	33,000	32,999
CNA Financial Corp. 5.85% 2014	8,500	8,534
CNA Financial Corp. 6.50% 2016	24,625	25,546
CNA Financial Corp. 7.25% 2023	24,145	25,645
American Express Credit Corp. 3.00% 2008	9,060	8,849
American Express Co. 6.80% 2066[1]	46,500	49,606
Liberty Mutual Group Inc. 6.50% 2035[2]	34,965	33,978
Liberty Mutual Group Inc. 7.50% 2036[2]	20,000	21,433
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	3,000	2,933
Hospitality Properties Trust 7.00% 2008	1,000	1,014
Hospitality Properties Trust 6.75% 2013	17,845	18,809
Hospitality Properties Trust 5.125% 2015	6,850	6,590
Hospitality Properties Trust 6.30% 2016	24,175	25,112
Hospitality Properties Trust 5.625% 2017[2]	6,800	6,710
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	58,025	57,251
STB Finance Cayman Ltd., Series 108, 5.834% (undated)[1]	£150	291
Citigroup Inc. 3.50% 2008	$20,000	19,730
Citigroup Inc. 4.125% 2010	26,000	25,457
Citigroup Inc. 5.125% 2011	10,000	10,024
Citigroup Inc. 6.50% 2030	£35	80
ACE INA Holdings Inc. 5.875% 2014	$26,775	27,381
ACE INA Holdings Inc. 5.70% 2017	4,000	4,024
ACE Capital Trust II 9.70% 2030	12,423	16,571
ACE INA Holdings Inc. 6.70% 2036	5,980	6,368
AEGON NV 4.625% 2008	€7,750	10,408
Transamerica Corp. 9.375% 2008	$7,500	7,704
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,968
Monumental Global Funding III 5.25% 2014[2]	23,000	23,151
Monumental Global Funding III 5.56% 2014[1,2]	2,710	2,710
AEGON NV 6.125% 2031	£1,730	3,767
Kazkommerts International BV 7.00% 2009[2]	$5,500	5,576
Kazkommerts International BV 8.50% 2013	6,500	6,906
Kazkommerts International BV 7.875% 2014[2]	9,200	9,407
Kazkommerts International BV 8.00% 2015[2]	15,500	15,810
Kazkommerts International BV 8.00% 2015	600	612
Kazkommerts International BV 7.50% 2016	10,000	9,721
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	34,250	33,760
Wachovia Corp. 5.30% 2011	5,000	5,034
Wachovia Corp. 5.625% 2016	7,000	7,043
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,007
Developers Diversified Realty Corp. 5.00% 2010	2,500	2,484
Developers Diversified Realty Corp. 5.375% 2012	3,450	3,452
Developers Diversified Realty Corp. 5.50% 2015	19,500	19,333
ProLogis 5.25% 2010	10,884	10,927
PLD International Finance LLC 4.375% 2011	€4,150	5,498
ProLogis 5.625% 2015	$25,000	25,244
Wells Fargo & Co. 3.50% 2008	3,310	3,255
Wells Fargo & Co. 4.125% 2008	8,000	7,911
Wells Fargo Bank, National Assn. 4.75% 2015	29,175	28,036
ORIX Corp. 5.48% 2011	36,175	36,365
Lazard Group LLC 7.125% 2015	34,345	36,265
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]	10,985	10,506
Skandinaviska Endkilda Banken AB 5.00% (undated)[1]	£265	505
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	$11,300	11,012
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	12,500	13,117
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	21,209
DBS Bank Ltd. 5.97% 2021[1,2]	12,500	12,816
Merrill Lynch & Co., Inc., Series C, 5.428% 2009[1]	5,000	5,000
Merrill Lynch & Co., Inc. 6.11% 2037	27,280	26,536
Plum Creek Timberlands, LP 5.875% 2015	31,000	30,853
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,538
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,972
North Front Pass Through Trust 5.81% 2024[1,2]	19,085	18,891
Nationwide Mutual Insurance Co. 7.875% 2033[2]	8,000	9,549
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,976
ReliaStar Financial Corp. 6.50% 2008	6,016	6,120
ING Bank NV 5.50% 2012	€3,750	5,263
ING Groep NV 5.775% (undated)[1]	$18,825	18,760
Principal Life Global Funding I 2.80% 2008[2]	11,625	11,268
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,193
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,013
Rouse Co. 3.625% 2009	5,200	4,983
Rouse Co. 7.20% 2012	17,700	18,513
Rouse Co. 5.375% 2013	1,000	946
Rouse Co. 6.75% 2013[2]	2,465	2,524
Lloyds Bank, Series 2, 5.563% (undated)[1]	8,000	6,961
Lloyds TSB Group PLC 6.267% (undated)[1,2]	20,000	19,690
iStar Financial, Inc. 5.375% 2010	10,675	10,675
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,487
iStar Financial, Inc. 6.05% 2015	14,285	14,307
UnionBanCal Corp. 5.25% 2013	2,000	1,983
Union Bank of California, NA 5.95% 2016	22,000	22,674
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	22,500	22,536
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	5,000	4,991
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,463
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	22,200	22,429
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	22,162
Assurant, Inc. 5.625% 2014	22,000	22,014
American Honda Finance Corp. 5.125% 2010[2]	21,850	21,909
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[1]	25,000	21,500
Metropolitan Life Global Funding I 2.60% 2008[2]	20,000	19,391
MetLife, Inc. 5.00% 2015	2,000	1,945
Zions Bancorporation 5.50% 2015	21,625	21,294
Royal Bank of Scotland Group PLC 5.00% 2014	3,000	2,934
Royal Bank of Scotland PLC 9.625% 2015	£200	494
Royal Bank of Scotland PLC 5.00% (undated)[1]	200	381
National Westminster Bank PLC 7.75% (undated)[1]	17,000	17,164
AXA SA 6.379% (undated)[1,2]	1,400	1,348
AXA SA 6.463% (undated)[1,2]	20,000	19,610
Catlin Insurance Ltd. 7.249% (undated)[1,2]	20,000	19,892
Countrywide Home Loans, Inc. 5.875% 2008[3]	£95	186
Countrywide Home Loans, Inc., Series M, 4.125% 2009[3]	$20,000	19,462
BBVA International SA Unipersonal 5.919% (undated)[1,2]	19,670	19,463
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,986
Genworth Financial, Inc. 4.75% 2009	10,345	10,286
Genworth Financial, Inc. 6.15% 2066[1]	6,670	6,582
Credit Suisse First Boston (USA), Inc. 6.50% 2012	15,000	15,784
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	16,000	15,694
Allstate Life Global Funding Trust, Series 2004-2, 5.42% 2007[1]	3,000	3,001
Allstate Financial Global Funding LLC 4.25% 2008[2]	7,500	7,400
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	5,000	4,950
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,983
E*TRADE Financial Corp. 8.00% 2011	3,000	3,172
E*TRADE Financial Corp. 7.375% 2013	925	971
E*TRADE Financial Corp. 7.875% 2015	9,720	10,534
Downey Financial Corp. 6.50% 2014	14,380	14,320
ERP Operating LP 4.75% 2009	2,225	2,199
ERP Operating LP 6.625% 2012	5,000	5,327
ERP Operating LP 5.375% 2016	6,000	5,964
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	12,578
Goldman Sachs Group, Inc. 5.54% 2012[1]	2,500	2,498
Goldman Sachs Group, Inc. 5.625% 2017	9,500	9,427
Independence Community Bank Corp. 4.90% 2010	12,000	11,870
HSBK (Europe) B.V. 7.75% 2013	10,855	11,438
HSBK (Europe) B.V. 7.75% 2013[2]	305	321
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	12,000	11,544
BNP Paribas 5.125% 2015[2]	10,635	10,527
BNP Paribas 5.75% 2022	£415	836
Banco Santander-Chile 5.375% 2014[2]	$11,200	11,189
AB Spintab 6.00% 2009	SKr73,000	10,866
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	$10,200	10,806
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	9,860
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	9,833
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	8,901
Shinsei Bank, Ltd. 5.625% (undated)[1]	£195	372
Post Apartment Homes, LP 7.70% 2010	$1,400	1,507
Post Apartment Homes, LP 5.125% 2011	7,720	7,600
Banco Mercantil del Norte 6.135% 2016[2]	8,600	8,709
Bank of Nova Scotia 5.625% 2085[1]	10,000	8,480
Host Marriott, LP, Series M, 7.00% 2012	7,130	7,299
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	1,020
Lehman Brothers Holdings Inc., Series I, 5.46% 2009[1]	5,000	5,001
Lehman Brothers Holdings Inc. 5.00% 2010	£235	453
Lehman Brothers Holdings Inc., Series I, 5.25% 2012	$2,500	2,500
Realogy Corp. 6.50% 2016[1,2]	7,750	7,938
Chohung Bank 4.50% 2014[1,2]	8,000	7,825
Allied Irish Banks, PLC 5.625% 2030[1]	£250	492
Allied Irish Banks Ltd. 5.875% (undated)[1]	$7,000	6,372
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	6,701
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,892
National Australia Bank Ltd. 5.486% (undated)[1,2]	5,925	5,798
Irvine Apartment Communities, LP 7.00% 2007	5,000	4,997
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,872
Bergen Bank 5.50% (undated) [1]	5,000	4,275
National Bank of Canada 5.563% 2087[1]	5,000	4,085
BOI Capital Funding (No. 2) LP 5.571% (undated)[1,2]	4,170	4,081
Christiana Bank Og Kreditkasse 5.625% (undated)[1]	4,000	3,572
Federal Realty Investment Trust 4.50% 2011	3,500	3,400
Principal Financial Group, Inc. 6.05% 2036	3,000	3,044
UnumProvident Corp. 5.859% 2009	1,000	1,009
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,488
FelCor Lodging LP 8.50% 2011[1]	2,270	2,443
St. Paul Travelers Companies, Inc. 6.25% 2016	2,000	2,104
Den Danske Bank A/S 7.40% 2010[1,2]	1,950	1,958
Ambac Financial Group, Inc. 6.15% 2087	1,480	1,398
Barclays Bank PLC 6.375% (undated)[1]	£240	487
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	205	398
Commerzbank AG 6.625% 2019	70	148
		5,378,885

CONSUMER DISCRETIONARY — 5.31%
DaimlerChrysler North America Holding Corp. 4.05% 2008	$4,750	4,680
DaimlerChrysler North America Holding Corp. 4.75% 2008	4,800	4,778
DaimlerChrysler North America Holding Corp., Series E, 5.69% 2009[1]	48,000	48,110
DaimlerChrysler North America Holding Corp. 5.77% 2009[1]	30,000	30,108
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,222
DaimlerChrysler North America Holding Corp. 4.875% 2010	20,000	19,812
DaimlerChrysler North America Holding Corp. 8.00% 2010	56,500	61,036
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,350	28,545
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	17,517
Comcast Cable Communications, Inc. 6.20% 2008	7,150	7,261
Lenfest Communications, Inc. 7.625% 2008	6,750	6,867
Tele-Communications, Inc. 9.80% 2012	17,500	20,739
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,790
Tele-Communications, Inc. 7.875% 2013	7,500	8,409
Comcast Corp. 5.85% 2015	29,025	29,523
Comcast Corp. 6.50% 2015	5,000	5,282
Comcast Corp. 5.90% 2016	6,570	6,695
Comcast Corp. 6.50% 2017	25,000	26,433
Comcast Corp. 5.65% 2035	6,670	6,063
Time Warner Inc. 8.18% 2007	2,225	2,244
Time Warner Inc. 5.59% 2009[1]	30,000	30,068
Time Warner Inc. 5.50% 2011	1,000	1,009
AOL Time Warner Inc. 6.875% 2012	17,250	18,402
Time Warner Inc. 5.875% 2016	16,500	16,668
AOL Time Warner Inc. 7.625% 2031	18,575	20,936
Viacom Inc. 5.75% 2011	2,500	2,537
Viacom Inc. 6.25% 2016	34,110	34,638
Viacom Inc. 6.875% 2036	32,600	32,964
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	10,619
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[1,3]	4,400	4,397
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,150	13,676
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014[1,3]	22,750	22,693
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	3,200	3,348
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	13,250	13,813
General Motors Nova Scotia Finance Co. 6.85% 2008	300	299
General Motors Corp. 7.20% 2011	22,700	21,622
General Motors Corp. 7.125% 2013	21,345	20,011
General Motors Corp. 7.25% 2013	€700	903
General Motors Corp. 7.70% 2016	$5,000	4,662
General Motors Corp. 8.80% 2021	16,400	15,867
General Motors Corp. 9.40% 2021	1,875	1,847
General Motors Corp. 8.375% 2033	1,200	1,083
D.R. Horton, Inc. 9.75% 2010	1,150	1,273
D.R. Horton, Inc. 7.875% 2011	800	853
D.R. Horton, Inc. 6.875% 2013	5,385	5,506
D.R. Horton, Inc. 5.625% 2014	5,750	5,473
D.R. Horton, Inc. 6.125% 2014	5,625	5,488
D.R. Horton, Inc. 5.25% 2015	20,000	18,317
D.R. Horton, Inc. 6.50% 2016	23,810	23,325
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	17,064
Harrah’s Operating Co., Inc. 5.625% 2015	24,650	21,294
Harrah’s Operating Co., Inc. 6.50% 2016	12,500	11,093
Federated Retail Holdings, Inc. 5.35% 2012	8,250	8,237
Federated Retail Holdings, Inc. 5.90% 2016	31,480	31,420
Federated Retail Holdings, Inc. 6.375% 2037	4,680	4,564
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	12,956
Clear Channel Communications, Inc. 5.75% 2013	8,000	7,510
Clear Channel Communications, Inc. 5.50% 2014	2,200	1,951
Clear Channel Communications, Inc. 6.875% 2018	13,000	11,952
Toll Brothers, Inc. 4.95% 2014	19,250	17,681
Toll Brothers, Inc. 5.15% 2015	16,220	14,688
Cox Communications, Inc. 5.905% 2007[1]	5,000	5,016
Cox Communications, Inc. 7.875% 2009	1,000	1,060
Cox Communications, Inc. 7.75% 2010	10,000	10,816
Cox Communications, Inc. 5.45% 2014	12,750	12,614
Carnival Corp. 3.75% 2007	8,500	8,421
Carnival Corp. 6.15% 2008	18,623	18,743
News America Holdings Inc. 8.00% 2016	1,000	1,161
News America Holdings Inc. 8.25% 2018	9,540	11,356
News America Inc. 6.40% 2035	13,000	12,973
Centex Corp. 5.80% 2009	2,500	2,505
Centex Corp. 6.50% 2016	22,930	22,582
Ryland Group, Inc. 5.375% 2008	2,000	1,998
Ryland Group, Inc. 5.375% 2012	22,500	21,960
American Media Operations, Inc., Series B, 10.25% 2009	16,615	15,784
American Media Operations, Inc. 8.875% 2011	7,060	6,442
Target Corp. 3.375% 2008	8,330	8,189
Target Corp. 5.375% 2009	12,000	12,107
Univision Communications Inc., Second Lien Term Loan, 7.85% 2009[1,3]	525	526
Univision Communications Inc., Term Loan B, 7.60% 2014[1,3]	4,455	4,455
Univision Communications Inc. 9.75% 2015[2,4]	12,465	12,481
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	6,831
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,425	1,304
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,475	1,298
K. Hovnanian Enterprises, Inc. 6.25% 2015	500	436
K. Hovnanian Enterprises, Inc. 7.50% 2016	3,735	3,502
K. Hovnanian Enterprises, Inc. 8.625% 2017	4,000	3,880
Michaels Stores, Inc., Term Loan B, 8.125% 2013[1,3]	3,370	3,403
Michaels Stores, Inc. 10.00% 2014[2]	11,975	12,873
Michaels Stores, Inc. 0%/13.00% 2016[2,5]	500	317
Delphi Automotive Systems Corp. 6.55% 2006[6]	500	560
Delphi Automotive Systems Corp. 6.50% 2009[6]	6,000	6,750
Delphi Corp. 6.50% 2013[6]	7,020	7,669
Delphi Automotive Systems Corp. 7.125% 2029[6]	1,350	1,522
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,410
Mohegan Tribal Gaming Authority 7.125% 2014	2,000	2,040
Visteon Corp. 8.25% 2010	15,440	15,826
MGM MIRAGE 6.00% 2009	1,975	1,987
MGM MIRAGE 8.50% 2010	6,850	7,355
MGM MIRAGE 6.75% 2012	1,050	1,049
MGM MIRAGE 6.75% 2013	2,500	2,494
MGM MIRAGE 5.875% 2014	500	467
MGM MIRAGE 6.625% 2015	2,025	1,954
Bon-Ton Department Stores, Inc. 10.25% 2014	14,140	15,254
MDC Holdings, Inc. 5.50% 2013	6,555	6,193
MDC Holdings, Inc. 5.375% 2014	9,475	8,891
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	14,343
CanWest Media Inc., Series B, 8.00% 2012	13,286	13,817
NTL Cable PLC 8.75% 2014	8,850	9,248
NTL Cable PLC 8.75% 2014	€1,000	1,444
NTL Cable PLC 9.125% 2016	$2,925	3,100
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,195
AMC Entertainment Inc. 8.00% 2014	8,125	8,308
AMC Entertainment Inc., Series B, 11.00% 2016	1,850	2,116
Seminole Tribe of Florida 5.798% 2013[2,3]	13,220	13,183
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,656
Royal Caribbean Cruises Ltd. 7.00% 2007	1,400	1,414
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,557
Royal Caribbean Cruises Ltd. 7.25% 2016	8,000	8,255
Young Broadcasting Inc. 10.00% 2011	12,317	12,194
Grupo Posadas, SA de CV 8.75% 2011[2]	10,585	11,008
Grupo Posadas, SA de CV 8.75% 2011	1,050	1,092
Cinemark USA, Inc., Term Loan B, 7.40% 2013[1,3]	3,408	3,421
Cinemark, Inc. 0%/9.75% 2014[5]	8,750	8,050
Ford Capital BV 9.50% 2010	6,266	6,297
Ford Motor Co. 6.50% 2018	6,315	5,068
Beazer Homes USA, Inc. 8.625% 2011	4,625	4,544
Beazer Homes USA, Inc. 6.875% 2015	1,500	1,346
Beazer Homes USA, Inc. 8.125% 2016	5,500	5,197
Burlington Coat Factory Warehouse Corp. 11.125% 2014	10,550	10,814
Technical Olympic USA, Inc. 9.00% 2010	3,240	3,037
Technical Olympic USA, Inc. 9.00% 2010	1,050	984
Technical Olympic USA, Inc. 7.50% 2011	3,750	2,822
Technical Olympic USA, Inc. 10.375% 2012	3,235	2,459
Technical Olympic USA, Inc. 7.50% 2015	1,850	1,318
Toys "R" Us, Inc. 7.625% 2011	4,420	4,221
Toys "R" Us-Delaware, Inc., Term Loan B, 9.61% 2012[1,3]	6,000	6,138
J.C. Penney Co., Inc. 8.00% 2010	7,590	8,134
J.C. Penney Co., Inc. 9.00% 2012	995	1,147
Standard Pacific Corp. 5.125% 2009	1,000	955
Standard Pacific Corp. 7.75% 2013	6,890	6,649
Standard Pacific Corp. 7.00% 2015	1,855	1,665
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,238
Linens ‘n Things, Inc. 10.985% 2014[1]	9,750	9,116
Iesy Repository GmbH 10.375% 2015[2]	8,550	9,106
Education Management LLC and Education Management Finance Corp. 10.25% 2016	8,030	8,753
William Lyon Homes, Inc. 7.625% 2012	5,750	5,146
William Lyon Homes, Inc. 10.75% 2013	2,000	1,940
William Lyon Homes, Inc. 7.50% 2014	1,500	1,320
Kabel Deutschland GmbH 10.625% 2014	7,150	8,008
Neiman Marcus Group, Inc. 9.00% 2015[4]	7,120	7,832
Johnson Controls, Inc. 5.25% 2011	7,550	7,567
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	3,120
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,708
Telenet Group Holding NV 0%/11.50% 2014[2,5]	7,100	6,692
Idearc Inc. 8.00% 2016[2]	6,425	6,642
Tenneco Automotive Inc., Series B, 10.25% 2013	750	821
Tenneco Automotive Inc. 8.625% 2014	5,510	5,772
Radio One, Inc., Series B, 8.875% 2011	4,000	4,145
Radio One, Inc. 6.375% 2013	2,450	2,377
Regal Cinemas Corp., Series B, 9.375% 2012[7]	6,125	6,423
Thomson Corp. 5.50% 2035	7,000	6,344
Boyd Gaming Corp. 7.75% 2012	1,800	1,868
Boyd Gaming Corp. 6.75% 2014	4,450	4,461
KB Home 5.875% 2015	4,400	3,900
KB Home 6.25% 2015	2,515	2,267
Quebecor Media Inc. 7.75% 2016	5,900	6,092
Walt Disney Co., Series B, 5.375% 2007	3,500	3,501
Walt Disney Co. 5.625% 2016	2,500	2,559
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	5,492	5,959
Dollarama Group LP and Dollarama Corp. 8.875% 2012	5,550	5,814
Hanesbrands Inc. 8.735% 2014[1,2]	5,590	5,723
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	3,146
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,000	978
Dex Media, Inc., Series B, 8.00% 2013	525	553
R.H. Donnelley Corp., Series A-3, 8.875% 2016	850	907
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	5,140	4,934
Fisher Communications, Inc. 8.625% 2014	4,550	4,897
Liberty Media Corp. 7.875% 2009	2,500	2,635
Liberty Media Corp. 8.25% 2030	2,000	2,009
LBI Media, Inc. 10.125% 2012	4,250	4,484
Goodyear Tire & Rubber Co. 9.14% 2009[1,2]	3,175	3,203
Goodyear Tire & Rubber Co. 8.625% 2011[2]	1,175	1,269
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,418
Meritage Homes Corp. 6.25% 2015	3,975	3,607
Vidéotron Ltée 6.875% 2014	2,525	2,563
Vidéotron Ltée 6.375% 2015	1,000	988
Seneca Gaming Corp. 7.25% 2012	2,500	2,528
Seneca Gaming Corp. 7.25% 2012	1,000	1,011
WDAC Intermediate Corp. 8.375% 2014[2]	2,600	2,782
WDAC Intermediate Corp. 8.50% 2014	€500	719
Hyatt Equities, LLC 6.875% 2007[2]	$3,250	3,256
Kingfisher PLC 5.625% 2014	£1,740	3,245
Sealy Mattress Co. 8.25% 2014	$3,025	3,199
Warner Music Group 7.375% 2014	3,300	3,160
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[2]	2,875	2,968
Gaylord Entertainment Co. 8.00% 2013	2,300	2,366
Gaylord Entertainment Co. 6.75% 2014	500	489
Pulte Homes, Inc. 4.875% 2009	2,300	2,268
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,150	2,209
Gamestop Corp. 8.00% 2012	2,000	2,130
WCI Communities, Inc. 9.125% 2012	2,000	1,995
Dillard’s, Inc. 7.13% 2018	2,000	1,978
Kohl’s Corp. 6.30% 2011	600	625
Kohl’s Corp. 7.375% 2011	875	951
Riddell Bell Holdings Inc. 8.375% 2012	1,430	1,419
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	1,145	1,161
Entercom Radio, LLC 7.625% 2014	1,015	1,030
Warnaco, Inc. 8.875% 2013	925	986
Carmike Cinemas, Inc., Term Loan B, 8.59% 2012[1,3]	571	575
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	250	250
		1,615,576

TELECOMMUNICATION SERVICES — 4.49%
SBC Communications Inc. 4.125% 2009	19,465	19,038
BellSouth Corp. 4.20% 2009	3,250	3,184
SBC Communications Inc. 6.25% 2011	1,150	1,195
AT&T Corp. 7.30% 2011[1]	4,734	5,144
AT&T Wireless Services, Inc. 7.875% 2011	28,855	31,600
BellSouth Corp. 4.75% 2012	50,000	48,786
SBC Communications Inc. 5.875% 2012	18,460	18,980
SBC Communications Inc. 5.875% 2012	13,000	13,356
AT&T Wireless Services, Inc. 8.125% 2012	87,630	98,747
SBC Communications Inc. 5.10% 2014	22,745	22,255
SBC Communications Inc. 5.625% 2016	32,250	32,408
BellSouth Capital Funding Corp. 7.875% 2030	10,490	12,311
SBC Communications Inc. 6.45% 2034	11,175	11,411
BellSouth Corp. 6.55% 2034	35,260	36,368
AT&T Inc. 6.80% 2036	3,710	3,968
US Unwired Inc., Series B, 10.00% 2012	4,400	4,806
Nextel Communications, Inc., Series E, 6.875% 2013	92,980	95,347
Nextel Communications, Inc., Series D, 7.375% 2015	115,205	119,266
Verizon Global Funding Corp. 6.125% 2007	3,625	3,629
Verizon Global Funding Corp. 7.375% 2012	27,360	30,100
Verizon Communications Inc. 5.50% 2017	96,265	95,717
Verizon Global Funding Corp. 7.75% 2030	11,576	13,457
Verizon Communications Inc. 6.25% 2037	25,500	25,342
France Télécom 6.75% 2008[1]	€3,500	4,785
France Télécom 7.75% 2011[1]	$85,050	92,739
Sogerim SA 7.25% 2011[1]	€2,650	3,895
Telecom Italia SpA 6.25% 2012	8,990	12,771
Telecom Italia Capital SA, Series B, 5.25% 2013	$16,050	15,583
Telecom Italia Capital SA 5.25% 2015	37,000	35,163
Telecom Italia Capital SA 7.20% 2036	17,000	17,754
Vodafone Group PLC 7.75% 2010	35,285	37,687
Deutsche Telekom International Finance BV 6.625% 2011[1]	€1,200	1,739
Deutsche Telekom International Finance BV 8.125% 2012[1]	4,420	6,865
Deutsche Telekom International Finance BV 8.25% 2030[1]	$20,000	24,845
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	3,600	3,839
Dobson Cellular Systems, Inc. 8.375% 2011	900	960
Dobson Communications Corp. 9.61% 2012[1]	1,650	1,706
Dobson Cellular Systems, Inc. 9.875% 2012	13,300	14,564
Dobson Communications Corp. 8.875% 2013	8,975	9,289
American Cellular Corp., Term Loan B, 7.35% 2014[1,3]	3,000	3,015
Triton PCS, Inc. 8.75% 2011[7]	3,975	4,094
Triton PCS, Inc. 9.375% 2011[7]	10,000	10,300
Triton PCS, Inc. 8.50% 2013	17,825	18,449
Telefónica Emisiones, SAU 6.421% 2016	15,000	15,683
Telefónica Emisiones, SAU 7.045% 2036	16,000	17,141
Windstream Corp. 8.125% 2013	18,875	20,527
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	6,090	6,592
Windstream Corp. 8.625% 2016	3,300	3,626
Intelsat, Ltd. 6.50% 2013	3,500	3,106
Intelsat (Bermuda), Ltd. 8.25% 2013	6,725	7,044
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,300
Intelsat Corp. 9.00% 2016[2]	3,550	3,927
Intelsat (Bermuda), Ltd. 9.25% 2016[2]	6,500	7,231
Intelsat (Bermuda), Ltd. 11.25% 2016[2]	2,400	2,736
Singapore Telecommunications Ltd. 6.375% 2011[2]	16,250	17,078
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,652
Embarq Corp. 6.738% 2013	20,000	20,674
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	16,567
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	3,600	3,437
U S WEST Capital Funding, Inc. 6.375% 2008	500	505
Qwest Capital Funding, Inc. 7.90% 2010	950	995
Qwest Communications International Inc. 7.25% 2011	6,000	6,173
Qwest Capital Funding, Inc. 7.25% 2011	4,150	4,269
Qwest Communications International Inc., Series B, 7.50% 2014	3,750	3,881
Qwest Capital Funding, Inc. 7.625% 2021	500	505
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	3,088
U S WEST Communications, Inc. 6.875% 2033	240	233
American Tower Corp. 7.125% 2012	17,525	18,138
Centennial Cellular Corp. 10.75% 2008	327	329
Centennial Communications Corp. 11.11% 2013[1]	7,500	7,931
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,649
Hawaiian Telcom Communications, Inc. 9.75% 2013	6,790	7,062
Hawaiian Telcom Communications, Inc. 10.889% 2013[1]	3,605	3,677
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	3,355
Cricket Communications, Inc. 9.375% 2014[2]	10,375	11,049
Rogers Wireless Inc. 7.25% 2012	1,275	1,369
Rogers Wireless Inc. 7.50% 2015	6,925	7,540
Rogers Cantel Inc. 9.75% 2016	1,250	1,581
Cincinnati Bell Inc. 7.25% 2013	6,800	7,089
Rural Cellular Corp. 9.75% 2010	1,750	1,811
Rural Cellular Corp. 8.25% 2012	750	788
Rural Cellular Corp. 11.11% 2012[1]	3,260	3,407
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,797
Telekom Austria AG 3.375% 2010	€4,200	5,473
Digicel Group Ltd. 8.875% 2015[2]	$5,400	5,252
NTELOS Inc., Term Loan B, 7.57% 2011[1,3]	4,901	4,940
Level 3 Financing, Inc. 9.25% 2014[2]	4,725	4,879
Millicom International Cellular SA 10.00% 2013	3,930	4,323
Orascom Telecom 7.875% 2014[2]	3,275	3,242
Koninklijke KPN NV 8.00% 2010	2,950	3,202
América Móvil SA de CV 8.46% 2036	MXP27,000	2,481
British Telecommunications PLC 9.125% 2030[1]	$1,600	2,203
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	1,000	1,075
		1,367,069

INDUSTRIALS — 4.36%
Calair LLC and Calair Capital Corp. 8.125% 2008	825	835
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	14,050	14,445
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]	10,000	10,319
Continental Airlines, Inc. 8.75% 2011	5,300	5,221
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	12,500	13,195
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.698% 2015[1,3]	6,500	6,506
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	10,194	10,647
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]	1,468	1,483
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	189	191
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	3,108	3,114
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	2,142	2,128
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	23,647	24,548
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	40,529	42,864
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	3,629	3,786
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	19,833	20,639
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]	14,109	14,109
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	9,806	10,205
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[3]	317	341
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	5,391	5,462
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	16,607	17,281
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	12,397	13,706
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	10,066	11,205
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1,563	1,642
General Electric Capital Corp., Series A, 5.00% 2007	21,500	21,484
General Electric Capital Corp., Series A, 3.50% 2008	20,000	19,660
General Electric Capital Corp., Series A, 6.00% 2012	15,000	15,603
General Electric Co. 5.00% 2013	12,750	12,669
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,896
General Electric Capital Corp. 6.25% 2017	£400	825
General Electric Capital Corp., Series A, 5.63% 2018[1]	$18,000	18,136
General Electric Capital Corp., Series A, 5.74% 2026[1]	77,000	76,999
General Electric Capital Corp. 5.625% 2031	£85	178
General Electric Capital Corp., Series A, 5.854% 2036[1]	$12,000	11,983
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]	7,334	7,412
AMR Corp., Series B, 10.45% 2011	150	155
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	3,750	3,837
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	21,911	22,528
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	18,165	19,221
AMR Corp. 9.00% 2012	5,800	6,119
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	39,130	42,606
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]	6,410	6,550
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	10,486	10,374
Delta Air Lines, Inc. 8.00% 2007[2,6]	4,000	2,150
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	400	416
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]	3,077	3,121
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	53,658	54,228
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]	6,468	6,694
Delta Air Lines, Inc. 10.375% 2022[6]	2,577	1,430
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	44,192	44,634
BAE Systems Holding Inc. 4.75% 2010[2]	10,350	10,210
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	47,418	49,201
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	40,728	42,954
Northwest Airlines, Inc. 9.875% 2007[6]	6,000	5,220
Northwest Airlines, Inc. 10.00% 2009[6]	4,000	3,400
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012[3]	9,955	9,974
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[1,3]	3,920	3,935
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[1,3]	75,150	75,150
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	1,757	1,761
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,813
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	62,553
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	10,643	10,730
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,6]	7,335	8,384
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	3,129	3,186
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	1,797	1,809
United Airlines, Term Loan B, 7.375% 2014[1,3]	3,840	3,840
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	5,831	5,915
John Deere Capital Corp., Series D, 4.375% 2008	15,000	14,879
John Deere Capital Corp. 5.40% 2011	17,750	17,943
NTK Holdings Inc. 0%/10.75% 2014[5]	15,118	11,036
THL Buildco, Inc. 8.50% 2014	10,650	10,410
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	12,350	13,523
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[2,5]	11,000	7,755
Caterpillar Financial Services Corp. 2.70% 2008	845	819
Caterpillar Inc. 4.50% 2009	9,690	9,581
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,349
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	500
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,550	2,561
Caterpillar Inc. 6.05% 2036	300	307
Tyco International Group SA 6.125% 2008	5,000	5,069
Tyco International Group SA 6.125% 2009	500	509
Tyco International Group SA 7.00% 2028	620	739
Tyco International Group SA 6.875% 2029	6,190	7,328
Goodman Global Holdings, Inc., Series B, 7.875% 2012	12,109	12,230
Allied Waste North America, Inc., Series B, 6.50% 2010	500	504
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,450
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,421
Allied Waste North America, Inc., Series B, 7.375% 2014	3,750	3,825
Allied Waste North America, Inc. 6.875% 2017	1,000	1,008
Embraer Overseas Ltd. 6.375% 2017[2]	10,825	11,014
Hawker Beechcraft 8.50% 2015[2]	1,625	1,692
Hawker Beechcraft 8.875% 2015[2,4]	8,370	8,673
Hawker Beechcraft 9.75% 2017[2]	570	597
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	10,150	10,861
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	1,046	1,062
BNSF Funding Trust I 6.613% 2055[1]	10,000	9,320
ARAMARK Corp., Term Loan B, 7.445% 2014[1,3]	4,911	4,923
ARAMARK Corp. 8.50% 2015[2]	4,550	4,755
ARAMARK Corp. 8.86% 2015[1,2]	450	465
Standard Aero Holdings, Inc. 8.25% 2014	9,375	10,102
Raytheon Co. 6.55% 2010	6,000	6,266
Raytheon Co. 8.30% 2010	3,000	3,272
USG Corp. 6.30% 2016[2]	9,000	9,080
Ashtead Group PLC 8.625% 2015[2]	3,875	4,069
Ashtead Capital, Inc. 9.00% 2016[2]	4,300	4,601
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,563
DRS Technologies, Inc. 6.875% 2013	5,035	5,111
DRS Technologies, Inc. 6.625% 2016	475	482
DRS Technologies, Inc. 7.625% 2018	2,725	2,848
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	7,971	8,409
ACIH, Inc. 0%/11.50% 2012[2,5]	3,340	2,822
Atrium Companies, Inc., Term Loan B, 8.60% 2012[1,3]	5,300	5,300
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]	7,586	8,070
TFM, SA de CV 9.375% 2012	4,450	4,806
TFM, SA de CV 12.50% 2012	2,145	2,310
AIR 2 US, Series A, 8.027% 2020[2,3]	6,409	6,734
Bombardier Inc. 6.30% 2014[2]	7,030	6,714
Accuride Corp. 8.50% 2015	6,525	6,607
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	6,266
Lockheed Martin Corp. 6.15% 2036	6,000	6,247
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	6,111	6,101
Waste Management, Inc. 6.50% 2008	5,220	5,316
Waste Management, Inc. 5.00% 2014	765	738
K&F Industries, Inc. 7.75% 2014	5,375	5,738
General Dynamics Corp. 4.50% 2010	5,000	4,935
Kansas City Southern Railway Co. 7.50% 2009	4,000	4,110
TransDigm Inc. 7.75% 2014	3,550	3,683
TransDigm Group Inc. 7.75% 2014[2]	225	233
Alion Science and Technology 10.25% 2015[2]	3,520	3,643
Williams Scotsman, Inc. 8.50% 2015	2,900	3,052
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,025	2,116
RBS Global, Inc. and Rexnord Corp. 8.875% 2016[2]	850	863
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[1,3]	2,875	2,940
Hertz Corp. 10.50% 2016	2,250	2,571
FTI Consulting, Inc. 7.625% 2013	2,300	2,398
Mobile Storage Group, Inc. 9.75% 2014[2]	1,725	1,833
Esco Corp. 8.625% 2013[2]	1,100	1,172
AGCO Corp. 6.875% 2014	€700	988
H&E Equipment Services, Inc. 8.375% 2016	$900	961
Esterline Technologies Corp. 6.625% 2017[2]	450	455
		1,326,448

ENERGY — 2.83%
Open Joint Stock Co. Gazprom 9.125% 2007	2,000	2,014
Gaz Capital SA 5.875% 2015	€5,125	7,108
Gaz Capital SA 6.51% 2022[2]	$100,510	102,269
Kinder Morgan Energy Partners LP 6.75% 2011	2,500	2,629
Kinder Morgan Energy Partners LP 5.00% 2013	14,029	13,595
Kinder Morgan Energy Partners LP 5.125% 2014	32,552	31,531
Kinder Morgan Energy Partners LP 6.00% 2017	41,000	41,527
Kinder Morgan Energy Partners LP 7.75% 2032	7,000	7,936
Kinder Morgan Energy Partners LP 7.30% 2033	5,000	5,417
Kinder Morgan Energy Partners LP 6.50% 2037	5,000	5,003
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	26,093	25,628
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]	1,440	1,414
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,3]	15,570	17,483
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]	1,000	1,123
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,3]	45,970	44,435
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3]	15,000	14,376
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	59,400	59,400
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	6,000	6,000
Enterprise Products Operating LP, Series B, 4.625% 2009	8,000	7,900
Enterprise Products Operating LP 4.95% 2010	8,000	7,937
Enterprise Products Operating LP 7.50% 2011	8,000	8,586
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	17,727
Enterprise Products Partners LP 5.60% 2014	2,855	2,853
Enterprise Products Operating LP, Series B, 5.00% 2015	1,645	1,572
Enterprise Products Operating LP 6.875% 2033	2,000	2,113
Enterprise Products Operating LP 8.375% 2066[1]	6,665	7,305
Pemex Finance Ltd. 8.875% 2010[3]	24,000	25,898
Pemex Project Funding Master Trust 5.75% 2015	10,000	10,033
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]	11,700	15,156
Pemex Project Funding Master Trust 8.625% 2022	750	936
Apache Corp. 6.25% 2012	16,000	16,753
Apache Corp. 5.625% 2017	7,200	7,297
Apache Corp. 6.00% 2037	25,550	25,530
Qatar Petroleum 5.579% 2011[2,3]	38,400	38,622
Nakilat Inc. 6.067% 2033[2,3]	5,000	4,838
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,528
Williams Companies, Inc. 7.36% 2010[1,2]	7,500	7,791
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	300	316
Williams Companies, Inc. 7.125% 2011	500	526
Williams Partners LP 7.50% 2011[2]	5,725	6,097
Transcontinental Gas Pipe Line Corp. 6.40% 2016	200	207
Williams Partners LP 7.25% 2017[2]	3,475	3,692
Williams Companies, Inc. 7.875% 2021	3,025	3,343
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,903
Williams Companies, Inc. 8.75% 2032	8,280	9,584
Canadian Natural Resources Ltd. 5.70% 2017	32,500	32,411
Canadian Natural Resources Ltd. 6.25% 2038	1,795	1,762
Enbridge Inc. 5.60% 2017	30,500	30,442
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	24,917	24,667
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,3]	4,694	4,647
Gulfstream Natural Gas 5.56% 2015[2]	5,000	4,995
Gulfstream Natural Gas 6.19% 2025[2]	12,235	12,361
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,3]	14,844	14,551
Energy Transfer Partners, LP 5.95% 2015	14,180	14,402
Southern Natural Gas Co. 5.90% 2017[2]	11,190	11,246
El Paso Natural Gas Co. 5.95% 2017[2]	3,000	3,000
Sunoco, Inc. 4.875% 2014	14,830	14,157
Pogo Producing Co. 7.875% 2013	6,725	6,809
Pogo Producing Co. 6.625% 2015	300	294
Pogo Producing Co. 6.875% 2017	6,850	6,713
Drummond Co., Inc. 7.375% 2016[2]	9,600	9,264
Newfield Exploration Co. 7.625% 2011	3,000	3,188
Newfield Exploration Co. 6.625% 2014	2,000	2,010
Newfield Exploration Co. 6.625% 2016	3,775	3,794
Teekay Shipping Corp. 8.875% 2011	5,625	6,089
Devon Financing Corp., ULC 6.875% 2011	4,500	4,792
XTO Energy Inc. 5.65% 2016	4,250	4,243
Encore Acquisition Co. 6.00% 2015	3,900	3,491
Premcor Refining Group Inc. 9.50% 2013	2,750	2,971
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,432
OPTI Canada Inc. 8.25% 2014[2]	1,975	2,064
Sabine Pass LNG, L.P. 7.25% 2013[2]	2,000	2,020
Ship Finance International Ltd. 8.50% 2013	1,650	1,700
International Coal Group, Inc. 10.25% 2014	1,500	1,515
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,227
OXYMAR 7.50% 2016[2,3]	654	654
OMI Corp. 7.625% 2013	500	510
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,3]	250	253
		859,605

UTILITIES — 2.41%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	56,985	57,605
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	14,698
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,912
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010	12,500	12,039
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	8,794
Exelon Corp. 6.75% 2011	2,200	2,294
Exelon Generation Co., LLC 6.95% 2011	19,475	20,434
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,815
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,725
Edison Mission Energy 7.73% 2009	3,875	4,030
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,896
Edison Mission Energy 7.75% 2016	6,025	6,311
Midwest Generation, LLC, Series B, 8.56% 2016[3]	15,540	17,006
Homer City Funding LLC 8.734% 2026[3]	10,948	12,508
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	7,600	8,284
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,364
NGG Finance PLC 6.125% 2011	€3,480	4,947
National Grid PLC 6.30% 2016	$37,605	39,340
National Grid PLC 4.375% 2020	€6,430	8,146
National Grid Co. PLC 5.875% 2024	£170	347
PacifiCorp, First Mortgage Bonds, 4.30% 2008	$3,060	3,024
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,461
MidAmerican Energy Co. 5.125% 2013	7,500	7,437
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,874
MidAmerican Energy Co. 4.65% 2014	5,000	4,794
MidAmerican Energy Holdings Co. 6.125% 2036	17,750	17,771
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,883
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,627
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	30,000	30,340
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,789
PSEG Power LLC 3.75% 2009	6,825	6,628
PSEG Power LLC 7.75% 2011	18,700	20,298
PSEG Power LLC 5.00% 2014	11,690	11,292
Ameren Corp. 4.263% 2007	2,500	2,495
Cilcorp Inc. 8.70% 2009	1,000	1,025
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,601
Union Electric Co. 5.25% 2012	1,490	1,458
Union Electric Co. 4.65% 2013	11,000	10,310
Union Electric Co. 5.40% 2016	5,750	5,621
Cilcorp Inc. 9.375% 2029	12,265	12,633
Scottish Power PLC 5.375% 2015	31,415	31,154
Ohio Power Co., Series J, 5.30% 2010	8,000	8,054
Ohio Power Co., Series H, 4.85% 2014	5,965	5,782
Appalachian Power Co., Series I, 4.95% 2015	1,000	963
Ohio Power Co., Series K, 6.00% 2016	15,000	15,582
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,815
Israel Electric Corp. Ltd. 8.10% 2096[2]	12,000	13,192
Veolia Environnement 6.125% 2033	€13,640	20,194
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	$5,000	4,869
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	9,982
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,146
Niagara Mohawk Power Corp., Series G, 7.75% 2008	17,460	18,080
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	9,803
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	7,952
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	7,000	6,833
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	4,946
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,927
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[1]	1,000	1,023
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	10,000	10,469
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,821
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,720
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,678
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,546
AES Corp. 9.50% 2009	927	992
AES Corp. 9.375% 2010	4,803	5,247
AES Corp. 8.75% 2013[2]	1,000	1,070
AES Gener SA 7.50% 2014	5,000	5,326
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	12,375	12,497
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,437
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,998
Florida Power & Light Co. 4.85% 2013	5,000	4,907
FPL Energy National Wind, LLC 5.608% 2024[2,3]	4,470	4,425
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,260
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	755
Kern River Funding Corp. 4.893% 2018[2,3]	$9,101	8,821
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	732
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,811	3,047
Sierra Pacific Resources 8.625% 2014	900	978
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,584
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,017
Energy East Corp. 6.75% 2012	7,155	7,599
Constellation Energy Group, Inc. 6.125% 2009	3,500	3,569
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,615
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,938
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,023
NRG Energy, Inc. 7.25% 2014	1,500	1,541
NRG Energy, Inc. 7.375% 2016	3,700	3,811
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,949
Enersis SA 7.375% 2014	3,000	3,261
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,3]	3,136	3,174
Connecticut Light and Power Co., First and Refunding Mortgage Bonds, Series 2007-A, 5.375% 2017	2,500	2,481
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	2,000	2,232
Alabama Power Co., Series R, 4.70% 2010	2,250	2,223
Wisconsin Gas Co. 5.20% 2015	2,025	1,994
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,751
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	587
Kelda Group PLC 6.625% 2031	165	383
		732,611

MATERIALS — 1.58%
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	$15,000	15,034
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	45,475	45,087
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	18,695	18,471
Stora Enso Oyj 5.125% 2014	€4,250	5,779
Stora Enso Oyj 6.404% 2016[2]	$30,040	31,077
Stora Enso Oyj 7.25% 2036[2]	29,715	31,219
UPM-Kymmene Corp. 5.625% 2014[2]	41,790	41,276
UPM-Kymmene Corp. 6.625% 2017	£235	474
Norske Skogindustrier ASA 7.625% 2011[2]	$25,500	27,096
Norske Skogindustrier ASA 7.125% 2033[2]	13,335	12,479
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	6,225	6,420
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	8,070	8,706
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[1]	2,500	2,634
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,380	2,579
Alcoa Inc. 5.55% 2017	20,000	19,901
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	10,829
Stone Container Corp. 8.375% 2012	1,675	1,688
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	1,219
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[2]	5,075	4,986
Dow Chemical Co. 5.75% 2008	11,100	11,181
Dow Chemical Co. 6.00% 2012	2,400	2,477
Georgia Gulf Corp. 9.50% 2014[2]	10,425	10,060
Georgia Gulf Corp. 10.75% 2016[2]	3,175	3,064
Owens-Illinois, Inc. 8.10% 2007	3,130	3,146
Owens-Illinois, Inc. 7.35% 2008	5,250	5,303
Owens-Brockway Glass Container Inc. 8.875% 2009	1,319	1,352
Owens-Illinois, Inc. 7.50% 2010	2,250	2,295
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,527
Building Materials Corp. of America 7.75% 2014	11,650	11,504
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,510	1,291
Abitibi-Consolidated Co. of Canada 8.375% 2015	9,665	9,133
Weyerhaeuser Co. 5.95% 2008	3,000	3,027
Weyerhaeuser Co. 7.375% 2032	5,630	5,915
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,750	8,706
Plastipak Holdings, Inc. 8.50% 2015[2]	6,965	7,418
Momentive Performance Materials Inc. 9.75% 2014[2]	4,750	4,916
Momentive Performance Materials Inc. 11.50% 2016[2]	2,000	2,060
Equistar Chemicals, LP 10.125% 2008	6,100	6,451
Lyondell Chemical Co. 10.50% 2013	350	385
Nalco Co. 7.75% 2011	2,350	2,421
Nalco Co. 8.875% 2013	2,500	2,669
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	1,654	1,464
Domtar Inc. 5.375% 2013	725	672
Domtar Corp., Term Loan B, 6.695% 2014[1,3]	750	749
Domtar Inc. 7.125% 2015	5,100	5,100
International Paper Co. 5.85% 2012	5,798	5,893
Associated Materials Inc. 9.75% 2012	4,450	4,650
AMH Holdings, Inc. 0%/11.25% 2014[5]	750	531
Praxair, Inc. 2.75% 2008	5,000	4,860
FMG Finance Pty Ltd. 10.625% 2016[2]	4,100	4,736
Rhodia 8.875% 2011	549	575
Rhodia SA 9.25% 2011	€2,511	3,559
AEP Industries Inc. 7.875% 2013	$3,775	3,869
Ainsworth Lumber Co. Ltd. 7.25% 2012	700	520
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,750	1,925
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,208
Georgia-Pacific Corp., First Lien Term Loan B, 7.34% 2012[1,3]	3,535	3,557
Arbermarle Corp. 5.10% 2015	3,656	3,493
Graphic Packaging International, Inc. 8.50% 2011	2,575	2,691
Graphic Packaging International, Inc. 9.50% 2013	725	775
Rockwood Specialties Group, Inc. 10.625% 2011	218	231
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,366
Rockwood Specialties Group, Inc. 7.625% 2014	€500	699
JSG Funding PLC 9.625% 2012	$203	217
JSG Funding PLC 7.75% 2015	€2,000	2,855
Mosaic Co. 7.375% 2014[2]	2,675	2,802
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]	1,928	1,800
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	735	839
ICI Wilmington, Inc. 4.375% 2008	200	197
ICI Wilmington, Inc. 5.625% 2013	2,000	2,011
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	1,954
Covalence Specialty Materials Corp. 10.25% 2016[2]	1,750	1,759
NewPage Corp., Series A, 12.00% 2013	1,540	1,679
Vale Overseas Ltd. 6.25% 2017	1,500	1,536
Packaging Corp. of America 4.375% 2008	1,500	1,477
Neenah Paper, Inc. 7.375% 2014	1,260	1,222
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,000	971
Airgas, Inc. 6.25% 2014	550	547
Ispat Inland ULC 9.75% 2014	206	228
		479,472

HEALTH CARE — 1.40%
Hospira, Inc. 4.95% 2009	7,391	7,315
Hospira, Inc. 5.83% 2010[1]	24,000	24,072
Hospira, Inc. 5.90% 2014	4,510	4,487
Hospira, Inc. 6.05% 2017	37,995	38,036
Cardinal Health, Inc. 6.25% 2008	3,000	3,032
Cardinal Health, Inc. 5.63% 2009[1,2]	3,500	3,502
Cardinal Health, Inc. 6.75% 2011	12,625	13,286
Cardinal Health, Inc. 5.80% 2016[2]	10,000	9,982
Cardinal Health, Inc. 5.85% 2017	12,000	12,004
Allegiance Corp. 7.00% 2026	9,260	9,880
Humana Inc. 6.45% 2016	25,375	26,322
Humana Inc. 6.30% 2018	17,000	17,350
UnitedHealth Group Inc. 3.30% 2008	4,000	3,932
UnitedHealth Group Inc. 4.125% 2009	14,335	14,056
UnitedHealth Group Inc. 5.25% 2011	3,165	3,180
UnitedHealth Group Inc. 5.375% 2016	10,000	9,944
Wyeth 4.375% 2008[1]	7,195	7,129
Wyeth 5.50% 2016	21,165	21,244
HCA Inc., Term Loan B, 8.114% 2013[1,3]	19,277	19,469
HCA Inc. 9.125% 2014[2]	1,570	1,682
HCA Inc. 9.25% 2016[2]	2,180	2,357
HCA Inc. 9.625% 2016[2,4]	2,280	2,468
Aetna Inc. 5.75% 2011	24,000	24,524
Amgen Inc. 4.00% 2009	24,000	23,418
Boston Scientific Corp. 6.00% 2011	1,700	1,724
Boston Scientific Corp. 6.40% 2016	17,675	17,752
HealthSouth Corp. 11.354% 2014[1,2]	8,825	9,575
HealthSouth Corp. 10.75% 2016[2]	7,825	8,549
Tenet Healthcare Corp. 6.375% 2011	5	5
Tenet Healthcare Corp. 7.375% 2013	4,465	4,169
Tenet Healthcare Corp. 9.875% 2014	5,425	5,506
Tenet Healthcare Corp. 9.25% 2015	6,295	6,264
WellPoint, Inc. 5.00% 2011	6,500	6,473
WellPoint, Inc. 5.25% 2016	6,455	6,350
Warner Chilcott Corp. 8.75% 2015	9,455	9,904
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,851
Elan Corp., PLC 8.875% 2013[2]	6,550	6,689
Elan Corp., PLC 9.485% 2013[1,2]	2,500	2,550
Universal Health Services, Inc. 7.125% 2016	7,440	7,947
Concentra Operating Corp. 9.50% 2010	3,020	3,201
Concentra Operating Corp. 9.125% 2012	2,075	2,225
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,737
Coventry Health Care, Inc. 5.95% 2017	3,250	3,249
Accellent Inc. 10.50% 2013	2,560	2,662
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,000	2,210
Mylan Laboratories Inc. 5.75% 2010	2,025	2,025
Angiotech Pharmaceuticals, Inc. 9.11% 2013[1,2]	215	221
		425,509

INFORMATION TECHNOLOGY — 0.79%
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	50,625	51,788
Electronic Data Systems Corp. 7.45% 2029	23,190	25,354
Cisco Systems, Inc. 5.25% 2011	25,000	25,144
Freescale Semiconductor, Inc., Term Loan B, 7.11% 2013[1,3]	24,938	24,969
Sanmina-SCI Corp., Term Loan B, 7.875% 2008[1,3]	4,250	4,271
Sanmina-SCI Corp. 8.125% 2016	14,150	13,372
Hughes Communications, Inc. 9.50% 2014	15,425	16,312
Celestica Inc. 7.875% 2011	11,730	11,407
Celestica Inc. 7.625% 2013	4,170	3,920
NXP BV and NXP Funding LLC 8.11% 2013[1,2]	500	517
NXP BV and NXP Funding LLC 7.875% 2014[2]	3,750	3,891
NXP BV and NXP Funding LLC 9.50% 2015[2]	9,950	10,323
SunGard Data Systems Inc. 9.125% 2013	11,975	12,903
Hyundai Semiconductor America, Inc. 8.625% 2007[2]	10,150	10,168
Sensata Technologies BV 8.25% 2014[1]	8,575	8,564
Serena Software, Inc. 10.375% 2016	4,647	5,042
Jabil Circuit, Inc. 5.875% 2010	4,750	4,729
Solectron Global Finance, LTD 8.00% 2016	4,000	4,010
Nortel Networks Ltd. 9.61% 2011[1,2]	2,500	2,688
Iron Mountain Inc. 7.75% 2015	2,010	2,060
Exodus Communications, Inc. 11.625% 2010[6,7]	1,132	0
		241,432

CONSUMER STAPLES — 0.65%
Tyson Foods, Inc. 6.85% 2016[1]	54,430	56,733
CVS Corp. 5.298% 2027[2,3]	15,088	14,404
CVS Corp. 6.036% 2028[2,3]	26,425	26,808
SUPERVALU INC., Term Loan B, 6.84% 2012[1,3]	6,219	6,234
SUPERVALU INC. 7.50% 2012	365	387
Albertson’s, Inc. 7.25% 2013	3,525	3,659
Albertson’s, Inc. 8.00% 2031	4,000	4,097
Dole Food Co., Inc. 8.625% 2009	500	501
Dole Food Co., Inc. 7.25% 2010	2,675	2,568
Dole Food Co., Inc. 8.875% 2011	8,935	8,868
Stater Bros. Holdings Inc. 8.125% 2012	8,060	8,342
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	7,810	8,083
Vitamin Shoppe 12.86% 2012[1]	7,490	7,902
Diageo Capital PLC 3.50% 2007	5,000	4,946
Diageo Capital PLC 4.375% 2010	2,395	2,350
Rite Aid Corp. 6.125% 2008[2]	2,750	2,743
Rite Aid Corp. 7.50% 2015	1,000	1,003
Rite Aid Corp. 7.50% 2017	3,000	2,978
Nabisco, Inc. 7.05% 2007	6,500	6,528
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	852
Jean Coutu Group (PJC) Inc. 8.50% 2014	4,610	5,025
Duane Reade Inc. 9.75% 2011	5,110	4,944
Yankee Acquisition 8.50% 2015[2]	2,525	2,569
Yankee Acquisition 9.75% 2017[2]	2,325	2,366
Costco Wholesale Corp. 5.30% 2012	3,000	3,025
Spectrum Brands, Inc. 7.375% 2015	3,500	2,818
Kellogg Co. 7.45% 2031	2,310	2,718
Elizabeth Arden, Inc. 7.75% 2014	2,605	2,670
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[2,3,6]	1,219	1,061
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,048
Tesco PLC 5.50% 2033	£265	529
		198,759

MORTGAGE-BACKED OBLIGATIONS[3]— 22.28%
Fannie Mae 7.00% 2009	$37	38
Fannie Mae 7.50% 2009	90	91
Fannie Mae 7.50% 2009	56	57
Fannie Mae 7.50% 2009	21	21
Fannie Mae 7.50% 2009	13	13
Fannie Mae 7.50% 2009	9	9
Fannie Mae 7.50% 2009	5	5
Fannie Mae 8.50% 2009	33	34
Fannie Mae 9.50% 2009	18	18
Fannie Mae 7.00% 2010	36	37
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	61,093
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,083
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	45,028
Fannie Mae 4.89% 2012	25,000	24,723
Fannie Mae 4.00% 2015	27,370	26,462
Fannie Mae 7.00% 2016	240	245
Fannie Mae 11.50% 2016	514	576
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	11,751	11,931
Fannie Mae 4.50% 2018	10,925	10,608
Fannie Mae 5.00% 2018	22,069	21,798
Fannie Mae 5.00% 2018	15,491	15,301
Fannie Mae 5.00% 2018	8,520	8,416
Fannie Mae 5.50% 2018	2,729	2,740
Fannie Mae, Series 2003-35, Class FY, 5.72% 2018[1]	16,484	16,585
Fannie Mae 9.00% 2018	38	42
Fannie Mae 10.00% 2018	375	418
Fannie Mae 4.50% 2019	25,571	24,798
Fannie Mae 4.50% 2019	25,536	24,764
Fannie Mae 4.50% 2019	13,883	13,463
Fannie Mae 5.50% 2019	28,446	28,560
Fannie Mae 5.50% 2019	11,167	11,198
Fannie Mae 12.00% 2019	457	519
Fannie Mae 4.50% 2020	42,576	41,262
Fannie Mae 4.50% 2020	6,708	6,497
Fannie Mae 4.50% 2020	4,761	4,617
Fannie Mae 5.00% 2020	48,072	47,482
Fannie Mae 5.00% 2020	11,867	11,725
Fannie Mae 5.50% 2020	22,517	22,608
Fannie Mae 5.50% 2020	2,480	2,490
Fannie Mae 11.00% 2020	170	190
Fannie Mae 11.253% 2020[1]	432	492
Fannie Mae 5.00% 2021	55,193	54,447
Fannie Mae 6.00% 2021	10,230	10,401
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	35,027	34,173
Fannie Mae 9.00% 2022	99	105
Fannie Mae 7.50% 2023	124	131
Fannie Mae 6.00% 2024	17,407	17,600
Fannie Mae, Series 2001-4, Class GA, 10.255% 2025[1]	771	857
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[1]	3,811	4,238
Fannie Mae 6.00% 2026	39,885	40,327
Fannie Mae 6.482% 2026[1]	583	588
Fannie Mae 5.50% 2027	31,000	30,840
Fannie Mae 6.00% 2027	22,077	22,319
Fannie Mae 8.50% 2027	17	18
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,483	2,403
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	5,224	5,428
Fannie Mae 6.50% 2029	267	271
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	864	903
Fannie Mae 7.50% 2029	71	74
Fannie Mae 7.50% 2029	64	67
Fannie Mae 7.50% 2030	192	200
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	7,359	7,579
Fannie Mae 7.50% 2031	515	535
Fannie Mae 7.50% 2031	57	59
Fannie Mae, Series 2001-20, Class E, 9.61% 2031[1]	131	142
Fannie Mae, Series 2001-20, Class C, 12.067% 2031[1]	171	190
Fannie Mae 4.50% 2033	13,761	12,978
Fannie Mae 4.50% 2033	9,174	8,652
Fannie Mae 5.50% 2033	141,172	140,157
Fannie Mae 5.50% 2033	69,380	68,817
Fannie Mae 5.50% 2033	511	507
Fannie Mae 4.50% 2035	6,744	6,344
Fannie Mae 4.565% 2035[1]	18,117	17,908
Fannie Mae 5.00% 2035	35,591	34,417
Fannie Mae 5.00% 2035	8,790	8,500
Fannie Mae 5.50% 2035	76,782	76,086
Fannie Mae 5.50% 2035	55,100	54,653
Fannie Mae 5.50% 2035	8,198	8,118
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,873
Fannie Mae 6.50% 2035	14,361	14,779
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	11,009	8,328
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,648	6,957
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,242	1,673
Fannie Mae 5.50% 2036	64,495	63,840
Fannie Mae 5.50% 2036	43,110	42,659
Fannie Mae 5.50% 2036	31,581	31,251
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	10,000	9,926
Fannie Mae 5.50% 2036	45	44
Fannie Mae, Series 2006-96, Class FD, 5.82% 2036[1]	1,731	1,746
Fannie Mae 6.00% 2036	49,245	49,617
Fannie Mae 6.00% 2036	38,156	38,444
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	26,536	26,923
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	23,857	24,180
Fannie Mae 6.00% 2036	15,488	15,609
Fannie Mae 6.00% 2036	4,102	4,133
Fannie Mae 6.50% 2036	12,590	12,965
Fannie Mae 5.50% 2037	25,746	25,477
Fannie Mae 5.50% 2037	23,310	23,066
Fannie Mae 5.50% 2037	3,977	3,936
Fannie Mae 6.00% 2037	37,257	37,530
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,987	5,065
Fannie Mae 6.00% 2037	5,000	5,040
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	8,105	8,354
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,549	2,619
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	5,781	6,015
Freddie Mac 8.25% 2007	8	8
Freddie Mac 8.25% 2007	2	2
Freddie Mac 8.50% 2007	1	1
Freddie Mac 8.00% 2008	—	—
Freddie Mac 8.50% 2008	5	5
Freddie Mac 8.50% 2008	4	4
Freddie Mac 8.50% 2008	1	1
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.75% 2008	21	21
Freddie Mac 8.75% 2008	6	6
Freddie Mac 8.75% 2008	4	4
Freddie Mac 8.75% 2008	3	3
Freddie Mac 8.00% 2009	3	3
Freddie Mac 8.50% 2009	55	56
Freddie Mac 8.50% 2010	67	69
Freddie Mac 8.50% 2010	12	12
Freddie Mac 4.00% 2015	37,417	35,525
Freddie Mac 6.00% 2017	612	623
Freddie Mac, Series 2310, Class A, 10.515% 2017[1]	751	806
Freddie Mac 5.00% 2018	20,957	20,691
Freddie Mac 11.00% 2018	93	103
Freddie Mac 5.50% 2019	12,928	12,977
Freddie Mac 8.50% 2020	206	221
Freddie Mac 8.50% 2020	66	70
Freddie Mac, Series 41, Class F, 10.00% 2020	141	141
Freddie Mac, Series 178, Class Z, 9.25% 2021	96	96
Freddie Mac 5.00% 2022	24,709	24,358
Freddie Mac, Series 2922, Class EL, 4.50% 2023	52,886	51,622
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,750	2,834
Freddie Mac 5.50% 2026	20,000	19,905
Freddie Mac 6.00% 2026	45,662	46,190
Freddie Mac 6.00% 2026	4,997	5,055
Freddie Mac 8.00% 2026	119	127
Freddie Mac 6.00% 2027	249,307	252,189
Freddie Mac 8.50% 2027	27	29
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,814	4,900
Freddie Mac, Series 2122, Class QM, 6.25% 2029	8,679	8,808
Freddie Mac 4.50% 2035	27,325	25,695
Freddie Mac 4.648% 2035[1]	19,205	18,983
Freddie Mac 5.00% 2035	45,001	43,525
Freddie Mac, Series 3061, Class PN, 5.50% 2035	57,787	58,233
Freddie Mac 5.50% 2035	22,122	21,903
Freddie Mac 5.50% 2035	21,824	21,608
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	9,613	7,247
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	6,203	4,808
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,801
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,758
Freddie Mac, Series 3257, Class PA, 5.50% 2036	56,876	56,756
Freddie Mac 5.50% 2036	37,970	37,587
Freddie Mac 6.00% 2036	232,300	234,151
Freddie Mac, Series 3233, Class PA, 6.00% 2036	48,816	49,652
Freddie Mac, Series 3156, Class NG, 6.00% 2036	16,448	16,847
Freddie Mac 5.50% 2037	50,000	49,480
Freddie Mac, Series 3271, Class OA, 6.00% 2037	19,942	20,417
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	14,071	13,547
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	10,726	10,515
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	5,492	5,384
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	20,869	20,274
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,044	1,048
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	98	99
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.314% 2033[1]	781	777
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	5,774	5,838
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,482	1,517
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.603% 2034[1]	18,504	18,277
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	10,104	10,097
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,679	5,695
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	479
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	1,345	1,318
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	17,300	17,400
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	6,547	6,621
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	49,122	50,875
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[2]	1,500	1,609
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	31,824	22,942
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	31,527	31,256
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1-A, 5.837% 2036	20,000	20,000
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	32,625	32,690
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	507
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,844
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	3,605	3,566
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	16,000	15,613
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,546
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,000	981
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,454
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[1,2]	5,000	4,845
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	20,367
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,950
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	11,892
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,888
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.555% 2039[1]	14,750	15,029
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	41,831
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.806% 2041[1]	5,725	6,107
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	9,604	9,448
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	12,785	12,632
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	16,709	16,379
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,099	3,988
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	7,017	7,052
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	83,375	83,688
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	51,794	51,969
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	32,427	32,335
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	20,154	19,829
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	13,478	13,515
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,767	2,741
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.933% 2035[1]	21,539	21,473
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	31,568	31,504
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	15,170	15,319
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,177	1,176
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	30,272	30,415
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	24,210	24,280
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.98% 2034[1,2]	2,500	2,540
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,147	1,124
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,182
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[1]	61,300	61,808
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	413
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	14,487	14,152
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,000	20,446
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,709
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,402
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,696
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,103
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	90,315
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	11,532	11,203
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	21,790	20,978
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	3,864	3,719
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	6,639	6,508
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	90,218	87,643
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	37,946	37,194
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	21,008	20,762
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.674% 2036[1]	62,976	63,625
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	847	848
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.232% 2031[1]	215,402	2,369
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.751% 2031[1,2]	143,508	3,444
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,480
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	19,766	19,409
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	3,170
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	2,411	2,377
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,721
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,338
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	38,015
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	18,004	17,646
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	5,890	5,774
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	11,168	11,095
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	38,007	38,168
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,411	2,359
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	35,561	35,487
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	969
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,953
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	10,673	10,730
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	7,955	7,998
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 1-A-1, 4.50% 2018	10,004	9,631
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018	1,331	1,293
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	21,823	21,391
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	1,612	1,622
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	27,484	27,114
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	6,044	6,018
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	5,267	5,249
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.335% 2033[1]	13,900	13,741
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.561% 2034[1]	31,104	30,828
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[1]	15,220	15,276
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,547
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	42,746
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2]	28,000	27,806
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2]	10,350	10,391
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2]	1,400	1,405
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	33,000	33,262
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	3,300	3,334
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2]	7,460	7,551
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	48,500	48,778
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2]	7,680	7,727
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	3,200	3,180
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	375	377
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	3,375	3,384
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	3,375	3,384
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	2,375	2,391
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.968% 2033[1]	23,524	23,170
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.025% 2033[1]	4,712	4,661
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.11% 2033[1]	5,151	5,117
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.223% 2034[1]	13,252	13,054
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[1]	2,320	2,293
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	50,497
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,111
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,979	1,940
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,499
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,785
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,939
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	34,447
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	4,577
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.271% 2044[1]	8,038	8,060
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,898
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	53,074	55,225
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-2, 4.342% 2041	13,875	13,664
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,734
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,955
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.886% 2042[1]	14,200	14,147
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,236
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	23,028	22,572
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.468% 2033[1]	3,772	3,743
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.695% 2033[1]	7,585	7,562
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.627% 2034[1]	9,271	9,154
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.115% 2034[1]	3,830	3,840
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.655% 2035[1]	29,944	30,057
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	40,210	40,778
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	10,351	10,431
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	8,403	8,565
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,068	6,403
Banc of America Mortgage Securities Trust, Series 2004-7, Class 6-A-1, 4.50% 2019	10,299	9,917
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-2, 4.75% 2019	18,543	18,014
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	5,278	5,174
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	19,493	19,203
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.54% 2033[1]	8,760	8,614
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	3,800	3,800
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029	8,300	8,334
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,894
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,250	31,526
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,141
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	20,662	20,288
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	18,967	18,958
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	12,325	12,396
Nykredit 4.00% 2035	DKr304,253	50,178
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	$22,500	22,683
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	3,705
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	10,000	10,012
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2]	4,000	4,002
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	8,730	8,828
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,563	45,325
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	39,928	43,893
Banc of America Funding Trust, Series 2004-3, Class 2-A-2, 5.00% 2019	15,340	15,036
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.951% 2035[1]	27,970	28,105
MASTR Alternative Loan Trust, Series 2004-5, Class 5-A-1, 4.75% 2019	7,931	7,705
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	5,877	5,854
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	700	700
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,337	1,336
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	16,026	15,734
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,917	3,876
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	5,014	5,033
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	538	546
Deutsche Genossen-Hypobank, Series 883, 5.25% 2009	€29,447	40,391
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	$10,956	10,975
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,851
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,675
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	5,651	5,440
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	13,579	13,192
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[1,2]	6,036	6,050
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 2027[1,2]	2,202	2,199
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.837% 2028[1,2]	1,440	1,453
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 4.01% 2033[1]	1,722	1,708
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,784	6,403
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,598	2,572
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.648% 2036[1]	37,068	37,188
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	37,623	36,879
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.153% 2030[1]	31,076	31,885
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.153% 2030[1]	3,750	3,848
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	10,000	9,906
Residential Asset Mortgage Products, Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	26,100	25,004
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	14,413	14,407
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	19,857	19,944
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1]	11,331	11,349
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.574% 2034[1]	22,461	22,290
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[2]	1,465	1,474
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	17,937
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	2,285	2,289
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	11,420	11,872
Banc of America Alternative Loan Trust, Series 2005-4, Class 2-A-1, 5.00% 2020	15,591	15,298
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	14,983	15,072
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.939% 2036[1]	29,572	29,719
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	5,000	5,221
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	18,031
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,270
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	16,350	16,055
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.934% 2035[1]	12,406	12,307
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.108% 2039[1]	8,000	7,959
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	18,730
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[1]	1,200	1,206
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,600	15,575
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,457
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,464
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[1]	27,229	27,487
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.942% 2036[1]	25,260	25,413
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	25,051
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[1]	22,140	21,675
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,868	2,866
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	160	161
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,952
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,746	1,763
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,595
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	17,468	17,807
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,366	5,242
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	23,288	22,740
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	12,312	12,443
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,664	9,822
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	16,114	15,860
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	4,176	4,136
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	14,183	13,906
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[1]	5,818	5,783
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,471
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	8,391
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 2039[1]	3,050	3,124
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A-2, 4.353% 2042	6,675	6,561
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.87% 2036[1]	17,911	17,956
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	15,043
Dexia Municipal Agency 3.50% 2009	€10,076	13,276
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	$12,807	12,859
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	11,550	11,380
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	10,000	10,197
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.315% 2034[1]	9,686	9,502
Washington Mutual Mortgage Securities Corp., Series 2005-4, Class CB-3, 5.50% 2020	9,513	9,476
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A1, 5.00% 2034	8,843	8,698
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2]	8,500	8,495
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[1]	6,923	6,933
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,369	1,390
Hypothekenbank in Essen AG 5.25% 2008	€6,000	8,095
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	$7,930	7,967
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 2042[1]	7,875	7,909
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	6,702
CS First Boston Mortgage Acceptance Corp., Series 2004-7, Class IV-A-1, 4.50% 2019	$6,515	6,273
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	6,178	6,150
Citicorp Mortgage Securities, Inc., Series 2004-5, Class II-A-5, 5.00% 2034	6,298	6,150
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,177
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	2,607	2,631
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	2,216	2,232
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,814
Government National Mortgage Assn. 7.50% 2007	1	1
Government National Mortgage Assn. 6.50% 2008	71	73
Government National Mortgage Assn. 6.50% 2008	20	21
Government National Mortgage Assn. 7.50% 2008	15	15
Government National Mortgage Assn. 7.50% 2008	15	15
Government National Mortgage Assn. 7.50% 2008	12	12
Government National Mortgage Assn. 7.50% 2008	8	8
Government National Mortgage Assn. 7.50% 2008	2	2
Government National Mortgage Assn. 6.50% 2009	26	27
Government National Mortgage Assn. 7.50% 2009	30	30
Government National Mortgage Assn. 7.50% 2009	29	29
Government National Mortgage Assn. 7.50% 2009	20	20
Government National Mortgage Assn. 7.50% 2009	18	18
Government National Mortgage Assn. 7.50% 2009	17	17
Government National Mortgage Assn. 7.50% 2009	14	15
Government National Mortgage Assn. 7.50% 2009	11	11
Government National Mortgage Assn. 9.00% 2009	257	261
Government National Mortgage Assn. 9.50% 2009	330	339
Government National Mortgage Assn. 9.50% 2009	24	25
Government National Mortgage Assn. 9.00% 2016	110	120
Government National Mortgage Assn. 9.00% 2017	30	32
Government National Mortgage Assn. 9.50% 2019	274	306
Government National Mortgage Assn. 8.50% 2020	48	51
Government National Mortgage Assn. 8.50% 2020	29	32
Government National Mortgage Assn. 9.50% 2020	92	103
Government National Mortgage Assn. 10.00% 2020	682	773
Government National Mortgage Assn. 8.50% 2021	227	246
Government National Mortgage Assn. 8.50% 2021	147	160
Government National Mortgage Assn. 8.50% 2021	70	76
Government National Mortgage Assn. 8.50% 2021	37	41
Government National Mortgage Assn. 10.00% 2021	1,462	1,633
Government National Mortgage Assn. 9.00% 2022	27	29
Government National Mortgage Assn. 8.50% 2023	29	32
Government National Mortgage Assn. 8.50% 2024	25	27
Government National Mortgage Assn. 8.50% 2024	24	26
Government National Mortgage Assn. 8.50% 2027	30	32
Government National Mortgage Assn. 8.50% 2028	24	26
Government National Mortgage Assn. 8.50% 2029	28	30
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.014% 2035[1]	3,874	3,896
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.535% 2040[1,2]	1,951	1,877
SACO I Trust, Series 2005-1, Class A, interest only, 3.50% 2007[1,2]	16,489	187
SACO I Trust, Series 2005-2, Class A, interest only, 4.50% 2007[1,2]	24,546	417
SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 2035[2]	29,359	604
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	545	567
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	414	412
		6,776,450

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 13.27%
U.S. Treasury 3.125% 2007	150	150
U.S. Treasury 3.625% 2007	96,945	96,604
U.S. Treasury 3.625% 2008[8]	14,732	14,962
U.S. Treasury 3.625% 2009[9]	25,000	24,488
U.S. Treasury 5.50% 2009	5,510	5,611
U.S. Treasury 0.875% 2010[8]	21,846	21,135
U.S. Treasury 6.50% 2010[9]	50,000	52,582
U.S. Treasury 2.375% 2011[8]	5,302	5,375
U.S. Treasury 3.50% 2011[8]	69,767	73,728
U.S. Treasury 4.25% 2011	40,000	39,606
U.S. Treasury 4.50% 2011	482,500	481,747
U.S. Treasury 4.50% 2011	275	275
U.S. Treasury 4.625% 2011	35,000	35,112
U.S. Treasury 4.875% 2011	17,850	18,082
U.S. Treasury 5.00% 2011[9]	25,000	25,432
U.S. Treasury 10.375% 2012	24,500	25,300
U.S. Treasury 3.625% 2013	100,000	95,156
U.S. Treasury 4.25% 2013	1,003,400	986,463
U.S. Treasury 12.00% 2013	10,000	10,959
U.S. Treasury 2.00% 2014[8]	43,838	43,467
U.S. Treasury 4.00% 2014	275	265
U.S. Treasury 4.25% 2014	60,000	58,669
U.S. Treasury 11.25% 2015	150,000	214,828
U.S. Treasury 4.50% 2016	341,955	338,590
U.S. Treasury 2.375% 2017[8]	2,057	2,091
U.S. Treasury 8.875% 2017	80,000	106,987
U.S. Treasury Principal Strip 0% 2018	31,220	18,350
U.S. Treasury 8.00% 2021	200	264
U.S. Treasury 7.125% 2023	15,000	18,621
U.S. Treasury 2.375% 2025[8]	3,597	3,627
U.S. Treasury 6.875% 2025	129,700	159,977
U.S. Treasury 3.875% 2029[8]	6,802	8,652
U.S. Treasury 3.375% 2032[8]	3,848	4,700
U.S. Treasury 4.50% 2036	139,155	131,219
Fannie Mae 4.25% 2007	210,731	210,078
Fannie Mae 4.75% 2007	110,450	110,226
Fannie Mae 5.25% 2007	103,500	103,497
Fannie Mae 5.25% 2012	50,000	50,496
Federal Home Loan Bank 3.70% 2007	35,280	35,069
Federal Home Loan Bank 4.625% 2007	25,550	25,497
Federal Home Loan Bank 3.375% 2008	93,250	91,799
Federal Home Loan Bank 5.125% 2008	10,125	10,117
Federal Home Loan Bank 5.20% 2008[1]	30,000	30,001
Federal Home Loan Bank 5.25% 2008	38,420	38,425
Federal Home Loan Bank 5.625% 2016	17,000	17,495
US AgBank 6.11% (undated)[1,2]	5,000	5,008
Freddie Mac 4.00% 2007	53,500	53,235
Freddie Mac 4.125% 2009	25,000	24,588
Freddie Mac 4.125% 2010	13,250	12,983
Freddie Mac 5.25% 2011	40,000	40,595
Federal Agricultural Mortgage Corp. 4.25% 2008	17,000	16,817
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	15,000	14,993
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	10,000	10,171
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[3]	9,790	9,390
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,837
		4,038,391

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.65%
Japanese Government 0.90% 2008	¥17,679,050	150,638
Japanese Government 1.80% 2010	487,350	4,243
Japanese Government 1.30% 2011	1,160,250	9,952
Japanese Government 1.50% 2014	¥3,150,950	$26,892
Japanese Government 1.70% 2016	3,754,600	32,240
Japanese Government 2.30% 2035	5,212,000	44,083
United Mexican States Government Global 10.375% 2009	$9,700	10,621
United Mexican States Government Global 6.375% 2013	5,150	5,444
United Mexican States Government, Series MI10, 9.50% 2014	MXP907,200	91,509
United Mexican States Government, Series M20, 8.00% 2023	153,800	14,438
United Mexican States Government, Series M20, 10.00% 2024	508,800	56,760
United Mexican States Government Global 6.75% 2034	$17,140	18,734
Israeli Government 7.50% 2014	ILS539,902	147,013
Israeli Government 6.50% 2016	188,595	49,262
Korean Government 5.00% 2011	KRW 32,882,520	35,201
Korean Government 4.25% 2014	15,528,880	15,872
Korean Government 5.25% 2015	104,531,970	113,806
German Government 5.25% 2008	€ 8,685	11,715
German Government 4.50% 2009	59,040	79,753
German Government 4.00% 2016	38,800	51,697
German Government 6.25% 2030	11,120	19,099
Polish Government 5.75% 2010	PLN259,820	92,341
Polish Government 6.00% 2010	157,250	56,377
Singapore (Republic of) 3.125% 2011	S$ 94,525	63,453
Singapore (Republic of) 3.625% 2011	11,395	7,805
Singapore (Republic of) 3.75% 2016	105,325	74,460
United Kingdom 5.00% 2008	£ 7,025	13,775
United Kingdom 4.75% 2010	11,890	23,008
United Kingdom 4.75% 2015	21,303	41,173
United Kingdom 4.75% 2038	23,305	48,681
Swedish Government 5.00% 2009	SKr422,380	61,844
Swedish Government 5.25% 2011	311,885	46,877
Swedish Government 6.75% 2014	41,500	6,971
Canadian Government 4.25% 2026[8]	C$65,422	79,782
Spanish Government 4.25% 2007	€45,190	60,504
Hungarian Government 6.00% 2011	HUF4,863,220	25,042
Hungarian Government 7.25% 2012	5,885,590	31,907
Russian Federation 5.00%/7.50% 2030[3,5]	$39,595	45,039
Russian Federation 5.00%/7.50% 2030[2,3,5]	145	165
Malaysia 3.869% 2010	MYR61,225	17,946
Malaysia 3.718% 2012	60,000	17,560
Malaysia 4.262% 2016	12,000	3,682
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$23,000	29,612
French Government O.A.T. Eurobond Strip Principal 0% 2019	€14,000	11,216
French Government O.A.T. Eurobond 4.75% 2035	11,150	16,011
Netherlands Government Eurobond 5.25% 2008	6,000	8,140
Netherlands Government Eurobond 5.00% 2012	9,560	13,360
Export-Import Bank of China 4.875% 2015[2]	$20,000	19,499
Argentina (Republic of) 4.106% 2012[1,3]	4,265	3,039
Argentina (Republic of) 5.83% 2033[3,4,8]	ARS33,653	11,223
Argentina (Republic of) GDP-Linked 2035	53,811	2,075
Argentina (Republic of) 0.63% 2038[3,8]	13,371	1,870
Italian Government BTPS Eurobond 6.00% 2007	€10,354	14,000
Brazilian Treasury Bill 6.00% 2010[8]	R$8,737	4,117
Brazil (Federal Republic of) Global 7.875% 2015	$1,250	1,426
Brazil (Federal Republic of) Global 8.00% 2018[3]	644	729
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,791
Brazil (Federal Republic of) Global 12.25% 2030	425	733
Brazil (Federal Republic of) Global 11.00% 2040	3,110	4,199
El Salvador (Republic of) 7.65% 2035[2]	8,580	9,824
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,047
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,905
Corporación Andina de Fomento 6.875% 2012	5,895	6,284
Corporación Andina de Fomento 5.125% 2015	2,000	1,950
State of Qatar 9.75% 2030	5,220	7,791
Panama (Republic of) Global 7.125% 2026	690	749
Panama (Republic of) Global 8.875% 2027	250	320
Panama (Republic of) Global 9.375% 2029	340	455
Panama (Republic of) Global 6.70% 2036[3]	5,748	5,995
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP18,425	3,066
Egypt (Arab Republic of) Treasury Bill 0% 2007	4,175	697
Egypt (Arab Republic of) Treasury Bill 0% 2008	6,725	1,102
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,950	486
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,000	327
Columbia (Republic of) Global 8.25% 2014	$2,500	2,851
Colombia (Republic of) Global 12.00% 2015	COP4,600,000	2,440
Turkey (Republic of) 12.375% 2009	$500	573
Turkey (Republic of) 15.00% 2010	TRY5,250	3,482
Peru (Republic of) 8.375% 2016	$2,920	3,482
Peru (Republic of) 6.55% 2037	316	329
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	1,147
Indonesia (Republic of) 12.80% 2021	11,890,000	1,534
Indonesia (Republic of) 12.90% 2022	2,562,000	333
European Investment Bank 4.75% 2012	£790	1,506
European Investment Bank 5.00% 2039	395	825
Dominican Republic 9.50% 2011[2,3]	$2,110	2,270
Venezuela (Republic of) Global 8.50% 2014	245	273
Venezuela (Republic of) 9.25% 2027	780	983
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,172
KfW International Finance Inc. 5.50% 2015	£275	547
LCR Finance PLC 5.10% 2051	165	370
		2,022,519

ASSET-BACKED OBLIGATIONS[3]— 5.60%
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	$3,735	3,715
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	2,150	2,155
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,792
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	60,520	59,893
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	17,500	17,478
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	67,565
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	20,144
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	21,000	20,783
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	51,820	51,510
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	54,137
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	29,888
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	1,228	1,212
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	5,485	5,417
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	11,383	11,218
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	16,300	16,341
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	17,605	17,424
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	7,600	7,613
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	10,000	10,044
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	23,000	23,370
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	26,336
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.30% 2013[2]	15,100	15,088
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	17,000	16,832
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,923
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,481
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 7.02% 2012[1]	5,540	5,758
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	42,500	42,002
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 5.74% 2015[1]	10,000	10,041
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	26,000	26,000
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,740
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	10,074
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	6,985	6,987
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	16,950	16,783
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	23,680	23,728
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.59% 2034[1]	3,658	3,662
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	22,666	22,475
CWABS, Inc., Series 2006-23, Class 2-A-3, 5.49% 2037[1]	20,000	19,947
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	15,890
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034	9,650	9,734
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	20,000	20,066
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	20,000	20,172
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	25,312	25,399
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,208	1,189
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	9,622	9,487
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,473
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	45,000	44,930
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	3,278	3,261
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,975
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,538
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,078	3,230
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 5.529% 2027[1]	917	918
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,550	3,708
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,354
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,399	1,432
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	3,000	3,204
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	35,000	35,077
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	14,250	14,359
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	19,074
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	18,000	17,988
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	14,490
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	19,594	19,370
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,500	12,269
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	25,830	26,060
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	5,000	4,969
UPFC Auto Receivables Trust, Series 2006-B, Class A-2, AMBAC insured, 5.15% 2009	740	739
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	10,129	10,070
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	20,000	19,947
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[2]	2,877	2,855
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2]	25,460	25,560
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,407
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 6.07% 2009[1]	2,485	2,500
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,742
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	27,809	26,800
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	17,500	17,292
Chase Issuance Trust, Series 2006-4, Class C, 5.61% 2014[1]	8,000	7,985
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	10,000	9,906
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	15,000	15,009
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,394
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	10,148	10,357
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,599
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,171
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	20,056
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[1]	2,000	2,001
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[1]	19,135	19,144
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.85% 2034[1]	18,822	18,869
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	15,942	15,912
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[1]	2,629	2,629
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]	3,991	1,282
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	3,108	3,219
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	7,179	7,501
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	3,555	3,265
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]	3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]	8,028	80
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 7.07% 2033[1]	2,176	2,188
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,545	16,532
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,995
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,997
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	15,000	14,869
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	13,800	14,542
American Express Credit Account Master Trust, Series 2005-3, Class B, 5.46% 2011[1]	7,000	7,007
American Express Credit Account Master Trust, Series 2006-3, Class C, 5.60% 2014[1,2]	6,000	5,992
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	12,702	12,581
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,000	9,995
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,997
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.55% 2031[1]	962	964
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	10,962
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	11,439
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	3,195	3,048
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,638	1,615
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	5,379	5,415
Providian Master Note Trust, Series 2005-A1A, Class A, 5.38% 2012[1,2]	10,000	10,002
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.02% 2010[1,2]	8,000	8,001
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,377
Discover Card Master Trust I, Series 1996-4, Class B, 5.87% 2013[1]	7,000	7,109
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011	3,000	3,056
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,834
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	6,808	6,716
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.32% 2010[1,2]	6,630	6,638
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.94% 2035[1]	6,500	6,537
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	5,907	5,841
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2]	5,327	5,433
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	5,077
Chase Credit Card Owner Trust, Series 2003-6, Class B, 5.67% 2011[1]	5,000	5,021
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-2, FGIC insured, 5.20% 2010	5,000	4,997
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,442
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	2,025
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 5.05% 2014[2]	4,000	3,995
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,438
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	3,400	3,366
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008	2,986	3,025
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[2]	2,842	2,842
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 5.61% 2022[1]	2,696	2,702
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	2,325	2,335
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	2,227
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	$2,000	2,051
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,500	1,500
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	1,438	1,435
Capital One Master Trust, Series 2002-1A, Class B, 5.92% 2011[1]	1,000	1,008
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[1]	822	822
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 6.445% 2032[1]	581	581
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010	488	477
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	292	290
		1,703,801

MUNICIPALS — 0.45%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	33,000	36,556
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	26,905	28,786
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	27,137	27,235
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	18,067	18,065
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,924
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000	4,934
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	6,585	7,214
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	6,855	6,889
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 3.09% 2007	2,200	2,178
		136,781

Total bonds & notes (cost: $26,916,426,000)		27,303,308

Convertible securities — 0.12%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.06%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€9,005,000	12,253
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	228,100	8,157
		20,410

UTILITIES — 0.06%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,397

Total convertible securities (cost: $26,889,000)		37,807

		Market value
Preferred securities — 3.84%	Shares	(000)

FINANCIALS — 3.74%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	121,238,000	$127,640
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	52,000,000	54,146
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	6,236
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	71,250,000	80,173
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]	25,000,000	36,470
HSBC Capital Funding LP 8.03% noncumulative preferred[1]	20,000,000	30,860
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative preferred[1]	185,000	367
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]	79,720,000	82,429
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	12,000,000	12,642
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred[1]	4,650,000	6,076
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	70,950,000	71,442
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	17,638,000	18,463
Banco Santander Central Hispano, SA 6.80%[2]	1,600,000	40,200
Banco Santander Central Hispano, SA 6.50%[2,10]	910,000	23,177
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred[1]	35,000,000	34,488
RBS Capital Trust I 4.709% noncumulative trust preferred ING[1]	16,000,000	15,309
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	6,615
Fannie Mae, Series O, 7.015%[1,2]	900,000	47,475
Fannie Mae, Series E, 5.10%	150,000	7,035
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	21,750,000	22,036
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	15,000,000	16,739
BNP Paribas 5.186% noncumulative[1,2]	12,000,000	11,510
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	48,221
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	33,925,000	35,890
Freddie Mac, Series U, 5.90%	500,000	13,000
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	30,645,000	31,622
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	1,200,000	31,620
Wachovia Capital Trust III 5.80%[1]	30,000,000	30,384
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	24,750,000	27,347
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	24,970,000	24,153
Barclays Bank PLC 4.75%[1]	20,520,000	23,978
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative preferred[1]	15,500,000	20,366
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative preferred[1]	300,000	570
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	12,420
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	6,327
Société Générale 7.85%[1,2]	18,455,000	18,491
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	14,698
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	12,192
Aspen Insurance Holdings Ltd. 7.401% noncumulative preferred	397,000	10,148
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred[1]	3,200,000	6,486
New Plan Excel Realty Trust, Inc., Series D, 7.80% cumulative step-up premium rate	112,500	5,600
Nationwide Health Properties, Inc., Series A, 7.677% cumulative step-up premium rate	50,000	5,077
Westpac Capital Trust IV 5.256%[1,2]	4,500,000	4,326
BOI Capital Funding (No. 4) LP 6.430%[1]	240,000	468
UniCredito Italiano Capital Trust IV 5.396%[1]	190,000	355
		1,135,267

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	477

MISCELLANEOUS — 0.10%
Other preferred securities in initial period of acquisition		31,253

Total preferred securities (cost: $1,081,782,000)		1,166,997

		Market value
Common stocks — 0.34%	Shares	(000)

UTILITIES — 0.21%
Drax Group PLC	4,014,950	$62,210

INDUSTRIALS — 0.06%
DigitalGlobe Inc.[2,7,10]	3,984,039	15,936
UAL Corp.[10]	9,779	373
Delta Air Lines, Inc.[10]	312,961	84
		16,393

TELECOMMUNICATION SERVICES — 0.03%
Dobson Communications Corp., Class A10	1,051,359	9,031
XO Holdings, Inc.[10]	7,614	39
		9,070

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[10,11]	879,000	3,929

FINANCIALS — 0.01%
Beverly Hills Bancorp Inc.	446,000	3,390

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,10,11]	331,291	33

MISCELLANEOUS — 0.02%
Other common stocks in initial period of acquisition		7,205

Total common stocks (cost: $58,250,000)		102,230

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	15,233	14
XO Holdings, Inc., Series B, warrants, expire 2010[10]	11,424	6
XO Holdings, Inc., Series C, warrants, expire 2010[10]	11,424	3
GT Group Telecom Inc., warrants, expire 2010[2,7,10]	2,750	0

Total warrants (cost: $143,000)		23

Short-term securities — 6.08%	Principal amount (000)

Procter & Gamble International Funding S.C.A. 5.21%-5.23% due 4/9-5/29/2007[2]	$104,600	104,012
Procter & Gamble International Funding S.C.A. 5.23% due 5/17-6/12/2007[2,9]	77,500	76,805
Coca-Cola Co. 5.18%-5.20% due 4/24-4/30/2007[2]	69,100	68,839
Atlantic Industries 5.20% due 6/19/2007[2,9]	45,000	44,487
Atlantic Industries 5.19% due 5/9/2007[2]	30,000	29,831
Coca-Cola Co. 5.20% due 5/30/2007[2,9]	14,700	14,575
Federal Home Loan Bank 5.138%-5.15% due 4/20-6/8/2007	147,000	146,199
Wal-Mart Stores Inc. 5.17%-5.22% due 4/10-6/12/2007[2]	117,100	116,340
Wal-Mart Stores Inc. 5.18% due 5/8/2007[2,9]	26,300	26,157
IBM Corp. 5.23% due 4/27-5/31/2007[2]	101,000	100,369
IBM Corp. 5.22% due 6/19/2007[2,9]	30,800	30,449
Johnson & Johnson 5.18%-5.20% due 4/17-5/23/2007[2]	78,700	78,265
Johnson & Johnson 5.15%-5.19% due 6/7-6/20/2007[2,9]	52,600	52,061
CAFCO, LLC 5.24%-5.25% due 4/26-5/7/2007[2]	127,200	126,666
Variable Funding Capital Corp. 5.23%-5.245% due 4/9-5/9/2007[2]	100,000	99,651
Park Avenue Receivables Co., LLC 5.21%-5.25% due 4/11-6/6/2007[2]	99,200	98,847
Bank of America Corp. 5.22% due 6/26/2007[9]	42,300	41,775
Ranger Funding Co. LLC 5.25% due 4/25/2007[2]	39,700	39,555
Clipper Receivables Co., LLC 5.245%-5.25% due 4/2-4/16/2007[2]	69,800	69,739
Abbott Laboratories 5.19%-5.23% due 4/3-4/4/2007[2]	53,400	53,371
AT&T Inc. 5.24% due 5/14/2007[2]	50,000	49,680
AIG Funding, Inc. 5.21% due 5/23/2007	50,000	49,634
Private Export Funding Corp. 5.21% due 4/11/2007[2]	25,000	24,961
Private Export Funding Corp. 5.20% due 6/14/2007[2,9]	23,400	23,150
Triple-A One Funding Corp. 5.25% due 4/5-4/12/2007[2]	43,382	43,325
HSBC Finance Corp. 5.21% due 4/12/2007	40,000	39,930
Hershey Co. 5.19% due 4/17/2007[2]	40,000	39,902
United Technologies Corp. 5.23%-5.24% due 4/2-4/24/2007[2]	35,600	35,540
Freddie Mac 5.17% due 4/20/2007	30,100	30,013
Merck & Co. Inc. 5.20% due 4/23/2007	25,000	24,917
Medtronic Inc. 5.18% due 4/18/2007[2]	22,600	22,542
Caterpillar Financial Services Corp. 5.19% due 5/21-5/25/2007	22,700	22,529
Illinois Tool Works Inc. 5.19% due 5/4/2007	16,900	16,817
Anheuser-Busch Cos. Inc. 5.20% due 4/10/2007[2]	15,000	14,978

Total short-term securities (cost: $1,855,779,000)		1,855,911

Total investment securities (cost: $29,939,269,000)		30,466,276
Other assets less liabilities		(36,098)

Net assets		$30,430,178

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
The total value of all such restricted securities was $6,930,675,000, which represented 22.78% of the net assets of the fund.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5 Step bond; coupon rate will increase at a later date.
6 Scheduled interest and/or principal payment was not received.
7 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
   was $36,786,000.
8 Index-linked bond whose principal amount moves with a government retail price index.
9 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
10Security did not produce income during the last 12 months.
11The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/07 (000)

ZiLOG, Inc.	879,000	—	—	879,000	—	$3,929
Clarent Hospital Corp.	331,291	—	—	331,291	—	33
					—	$3,962

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$638,373
Gross unrealized depreciation on investment securities	(166,534)
Net unrealized appreciation on investment securities	471,839
Cost of investment securities for federal income tax purposes	29,994,437

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-908-0507-S6889

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 29, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 29, 2007